TCW GALILEO FUNDS
OCTOBER 31, 2000


                          ANNUAL REPORT
                          INTERNATIONAL




           ASIA PACIFIC EQUITIES



                EMERGING MARKETS EQUITIES



                     EMERGING MARKETS INCOME



                           EUROPEAN EQUITIES



                                INTERNATIONAL EQUITIES



                                     JAPANESE EQUITIES



                                          LATIN AMERICA EQUITIES





                                    [LOGO] TCW-TM- GALILEO FUNDS INC.
                                           --------------------------
                                           THE POWER OF INDEPENDENT THINKING-TM-

TCW GALILEO FUNDS, INC.
--------------------------------------------------------------------------------
INTERNATIONAL
TABLE OF CONTENTS                                               OCTOBER 31, 2000

Letter To Shareholders............................   1

Management Discussions............................   2

Schedules of Investments:

  TCW Galileo Asia Pacific Equities Fund..........  15

  TCW Galileo Emerging Markets Equities Fund......  18

  TCW Galileo Emerging Markets Income Fund........  23

  TCW Galileo European Equities Fund..............  27

  TCW Galileo International Equities Fund.........  30

  TCW Galileo Japanese Equities Fund..............  31

  TCW Galileo Latin America Equities Fund.........  34

Statements of Assets and Liabilities..............  37

Statements of Operations..........................  39

Statements of Changes in Net Assets...............  41

Notes to Financial Statements.....................  45

Financial Highlights..............................  56

Independent Auditors' Report......................  64

Tax Information Notice............................  65

[TCW LOGO]

                                                                          [ICON]

--------------------------------------------------------------------------------

TO OUR SHAREHOLDERS

We are pleased to submit the October 31, 2000 annual reports for the TCW
 Galileo Funds. On the following pages we have provided a discussion and analysis of each Fund's investment performance as well as a graphical analysis of each Fund's performance since inception.

TCW is committed to providing you with superior professional investment management and distinctive personal service through the TCW Galileo Funds. The Fund's long-term investment performance record is among the best in the industry. In addition, TCW carefully monitors each Fund's overall expense ratio to maintain their competitiveness.

The Galileo Mutual Funds continue to provide our clients with targeted investment strategies featuring daily liquidity, competitive management fees, no front end loads, and no deferred sales charges.

Please call our Shareholder Services Department at (800) FUND-TCW (386-3829) if you have any questions or would like further information on the TCW Galileo Funds.

/s/ Marc I. Stern

Marc I. Stern
Chairman of the Board
December 5, 2000

TCW GALILEO ASIA PACIFIC EQUITIES FUND
--------------------------------------------------------------------------------

MANAGEMENT DISCUSSIONS

The total return earned by the TCW Galileo Asia Pacific Equities Fund (the "Fund") during the fiscal year ended October 31, 2000, was negative 2.51%. This compares favorably to a negative 21.38% return of the Fund's benchmark, the Morgan Stanley (MSCI) All Country Total Return US$ Far East Free ex-Japan Index, for the same period.

During the Fund's fiscal year, the Asian equity markets showed high volatility--spectacular rallies at the end of 1999 through the first quarter of this year were followed by sharp corrections in the two subsequent quarters. The rally on NASDAQ had fueled growth in share prices of tech-dominated North Asia--including Taiwan, Korea and India--which later succumbed to selling pressure in the second half of the fiscal year. Factors leading to the correction included interest rate hikes in the U.S., high credit spreads on Emerging Markets bonds, ten-year high oil prices and the correction on NASDAQ weighed heavily on the Asian markets.

The Fund reduced its exposure to Internet and other richly valued technology stocks in favor of interest rate sensitive securities, including banking and property stocks. With respect to specific country holdings, the Fund was overweight in Hong Kong and China, due to their strong on-going economic recoveries. The Fund continued to avoid the markets of Southeast Asia-- including Malaysia, Thailand, the Philippines and Indonesia--due to political risks and concerns about corporate governance.

Looking ahead, the Fund remains focused on the markets of Hong Kong, Korea, Taiwan and Singapore with a smaller exposure to India. We believe that Asian equity markets are poised for a strong rally when investor sentiment toward global tech sectors improves, oil prices stabilize and concerns of a global hard landing subside. Asia's growth outlook remains sound over the medium term and a more benign outlook for global interest rates should be favorable for equities, particularly in Asia. One of Asia's long-term advantages is its rapid adoption of information technology, which should support its long-term growth prospects--particularly in North Asia, Singapore and India. We remain positive on Asia and consider the current market weakness as a buying opportunity.

                                                                          [ICON]

--------------------------------------------------------------------------------

                     TCW GALILEO ASIA PACIFIC EQUITIES FUND

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

AVERAGE ANNUALIZED TOTAL RETURN (1)
              1-YEAR                 3-YEAR  5-YEAR  SINCE INCEPTION
(2.51)%                              10.95%   3.37%            6.67%

                  MSCI FAR EAST FREE  MSCI TOTAL RETURN FAR EAST
          FUND      EX-JAPAN INDEX          FREE EX-JAPAN
Apr 93  $260,748            $271,375                    $272,230
May 93  $282,603            $286,626                    $288,175
Jun 93  $278,865            $278,744                    $280,653
Jul 93  $284,578            $279,915                    $282,489
Aug 93  $306,548            $302,840                    $306,133
Sep 93  $319,791            $313,954                    $317,953
Oct 93  $385,207            $371,376                    $376,516
Nov 93  $395,558            $368,368                    $373,982
Dec 93  $485,140            $457,403                    $464,898
Jan 94  $458,447            $425,750                    $433,140
Feb 94  $430,647            $400,844                    $408,265
Mar 94  $380,261            $356,310                    $363,854
Apr 94  $396,628            $372,237                    $380,995
May 94  $413,425            $387,648                    $397,241
Jun 94  $391,030            $369,777                    $379,584
Jul 94  $407,824            $389,893                    $400,783
Aug 94  $438,399            $421,007                    $433,423
Sep 94  $432,801            $413,513                    $426,445
Oct 94  $438,830            $421,080                    $434,735
Nov 94  $391,458            $380,404                    $393,331
Dec 94  $376,453            $370,475                    $383,616
Jan 95  $333,342            $330,316                    $342,473
Feb 95  $362,233            $363,248                    $377,087
Mar 95  $360,454            $363,938                    $378,897
Apr 95  $358,677            $359,753                    $375,312
May 95  $401,790            $402,995                    $421,040
Jun 95  $396,458            $396,427                    $414,708
Jul 95  $414,680            $402,056                    $421,256
Aug 95  $395,613            $382,315                    $401,213
Sep 95  $396,515            $388,432                    $408,174
Oct 95  $390,658            $382,023                    $401,974
Nov 95  $384,802            $377,477                    $397,753
Dec 95  $402,376            $395,747                    $417,545
Jan 96  $444,730            $431,482                    $455,813
Feb 96  $438,873            $429,368                    $454,250
Mar 96  $436,622            $432,030                    $457,906
Apr 96  $452,392            $443,349                    $470,719
May 96  $449,239            $438,295                    $466,138
Jun 96  $431,665            $428,872                    $456,746
Jul 96  $408,342            $397,221                    $423,837
Aug 96  $425,999            $410,806                    $439,142
Sep 96  $435,507            $420,665                    $450,235
Oct 96  $435,054            $412,252                    $441,730
Nov 96  $470,820            $435,338                    $467,019
Dec 96  $484,403            $432,117                    $464,044
Jan 97  $485,309            $437,821                    $470,786
Feb 97  $486,668            $439,003                    $472,538
Mar 97  $460,412            $413,936                    $446,709
Apr 97  $454,528            $402,760                    $435,309
May 97  $496,631            $422,334                    $457,414
Jun 97  $541,452            $432,934                    $469,641
Jul 97  $545,551            $434,233                    $471,928
Aug 97  $464,935            $353,639                    $385,036
Sep 97  $455,775            $350,492                    $382,145
Oct 97  $337,593            $264,411                    $288,921
Nov 97  $320,646            $247,172                    $270,545
Dec 97  $313,162            $235,579                    $258,438
Jan 98  $306,557            $215,249                    $236,675
Feb 98  $340,680            $264,196                    $290,976
Mar 98  $331,325            $257,274                    $283,873
Apr 98  $309,309            $230,286                    $254,642
May 98  $265,278            $193,993                    $215,206
Jun 98  $248,768            $172,324                    $191,781
Jul 98  $244,128            $167,103                    $186,459
Aug 98  $226,045            $140,817                    $157,647
Sep 98  $241,304            $155,631                    $174,632
Oct 98  $287,643            $197,808                    $222,319
Nov 98  $301,772            $215,466                    $242,568
Dec 98  $306,293            $218,168                    $245,983
Jan 99  $305,726            $210,724                    $237,947
Feb 99  $301,770            $206,630                    $233,733
Mar 99  $330,592            $229,111                    $260,007
Apr 99  $392,754            $281,726                    $320,042
May 99  $387,667            $268,682                    $305,650
Jun 99  $461,696            $314,826                    $358,674
Jul 99  $463,391            $302,217                    $344,937
Aug 99  $479,216            $306,847                    $350,580
Sep 99  $450,396            $282,014                    $322,520
Oct 99  $473,001            $295,288                    $338,049
Nov 99  $569,072            $324,463                    $371,776
Dec 99  $658,360            $347,759                    $398,767
Jan 00  $645,930            $339,830                    $390,214
Feb 00  $706,395            $321,581                    $369,649
Mar 00  $688,877            $335,988                    $387,211
Apr 00  $583,203            $308,235                    $355,685
May 00  $534,039            $282,775                    $326,807
Jun 00  $575,860            $295,557                    $342,356
Jul 00  $547,602            $284,562                    $330,141
Aug 00  $543,079            $280,720                    $325,998
Sep 00  $495,608            $247,960                    $288,296
Oct 00  $461,134            $228,322                    $265,783

VALUE OF $250,000
PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE PERFORMANCE.
INCEPTION 4/1/93

(1) PERFORMANCE DATA INCLUDES THE PERFORMANCE OF THE PREDECESSOR LIMITED PARTNERSHIP FOR PERIODS BEFORE THE FUND'S REGISTRATION BECAME EFFECTIVE. THE PREDECESSOR LIMITED PARTNERSHIP WAS NOT REGISTERED UNDER THE INVESTMENT COMPANY ACT OF 1940, AS AMENDED ("1940 ACT"), AND, THEREFORE WAS NOT SUBJECT TO CERTAIN INVESTMENT RESTRICTIONS THAT ARE IMPOSED BY THE 1940 ACT. IF THE LIMITED PARTNERSHIP HAD BEEN REGISTERED UNDER THE 1940 ACT, THE LIMITED PARTNERSHIP'S PERFORMANCE MAY HAVE BEEN LOWER.

TCW GALILEO EMERGING MARKETS EQUITIES FUND
--------------------------------------------------------------------------------

MANAGEMENT DISCUSSIONS (CONTINUED)

The total return earned by the TCW Galileo Emerging Markets Equities Fund (the "Fund") during the fiscal year ended October 31, 2000, was a negative 3.30%. This compares favorably to the Fund's benchmark, the Morgan Stanley Capital International (MSCI) Total Return Gross US$ Emerging Markets Free Index, which posted negative 8.81% return for the same period. The Fund also outperformed the International Finance Corporation (IFC) Investable Total Return Emerging Markets Composite Index, which posted a negative 10.1% return for the twelve months ended October 31, 2000.

Following a breathtaking rally toward the end of 1999, most emerging markets regions continued to post modest gains in the first few months of the 2000. However, the Y2K relief was short-lived and gave way to concerns about higher U.S. interest rates, tighter global liquidity, and rapidly decelerating U.S. economic growth--all of which suggest a weaker global growth outlook for 2001. Although global stock prices later rebounded on signs that the U.S. economy might achieve a soft-landing, the markets consolidated in September due to concerns about rising crude oil prices. While higher crude oil prices benefit oil-exporting countries, slower global economic growth that could result from higher crude oil prices would clearly be a negative development for the asset class.

The Fund maintained a slight underweight position in Latin America and Asia Pacific, with a neutral allocation to the EMEA region (emerging Europe, Middle East, Africa). Latin American holdings continued to focus on blue-chip companies exhibiting strong and reliable cash flow generation, as well as companies with low leverage and quality management. In Asia, the Fund reduced its exposure to Internet and other richly valued technology stocks in favor of interest rate sensitive securities, including banking and property stocks. The Fund also continued to avoid the markets of Southeast Asia due to political risks and concerns about corporate governance.

Despite the stock market turbulence witnessed in the world's emerging markets so far this year, the medium-term outlook for appears to remain sound. In the near-term, most emerging markets are likely to continue to take their direction from U.S. monetary policy and the behavior of U.S. stock markets. Given that recent declines have been attributed to concerns about high oil prices and slowing global growth, confirmation of a "soft-landing" of the U.S. economy would likely provide a more constructive external environment for developing economies and the performance of the asset class.

                                                                          [ICON]

--------------------------------------------------------------------------------

                   TCW GALILEO EMERGING MARKETS EQUITIES FUND

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

AVERAGE ANNUALIZED TOTAL RETURN (1)
              1-YEAR                 3-YEAR   5-YEAR  SINCE INCEPTION
(3.30)%                              (2.89)%   1.45%            2.20%

                      IFC INVESTABLE        MSCI TOTAL RETURN
          FUND    EMERGING MARKETS INDEX  EMERGING MARKETS FREE
Jun 93  $254,500                $257,096               $257,413
Jul 93  $259,794                $265,079               $264,211
Aug 93  $278,005                $286,604               $286,521
Sep 93  $283,815                $298,140               $297,002
Oct 93  $320,371                $323,238               $323,649
Nov 93  $335,973                $343,730               $337,970
Dec 93  $404,276                $402,451               $393,837
Jan 94  $408,562                $405,236               $401,000
Feb 94  $380,330                $394,715               $393,867
Mar 94  $337,733                $354,902               $358,226
Apr 94  $332,407                $348,159               $351,061
May 94  $340,395                $356,348               $363,074
Jun 94  $321,758                $343,593               $353,068
Jul 94  $336,591                $368,278               $375,022
Aug 94  $371,960                $415,620               $421,566
Sep 94  $376,903                $425,935               $426,355
Oct 94  $370,059                $411,929               $418,663
Nov 94  $352,944                $396,093               $396,897
Dec 94  $311,487                $353,484               $365,018
Jan 95  $273,834                $306,831               $326,184
Feb 95  $269,270                $302,864               $317,817
Mar 95  $265,467                $302,077               $319,836
Apr 95  $275,736                $314,754               $334,183
May 95  $292,470                $326,535               $351,962
Jun 95  $289,809                $328,494               $353,004
Jul 95  $300,077                $338,947               $360,929
Aug 95  $293,232                $329,862               $352,425
Sep 95  $287,907                $327,362               $350,751
Oct 95  $273,454                $315,010               $337,324
Nov 95  $273,454                $313,435               $331,310
Dec 95  $283,810                $324,341               $346,004
Jan 96  $310,513                $351,516               $370,597
Feb 96  $301,359                $343,711               $364,705
Mar 96  $307,082                $348,730               $367,546
Apr 96  $323,867                $362,795               $382,240
May 96  $326,918                $359,606               $380,532
Jun 96  $325,774                $363,878               $382,906
Jul 96  $305,244                $339,970               $356,739
Aug 96  $317,453                $350,512               $365,871
Sep 96  $317,834                $355,679               $369,040
Oct 96  $312,110                $348,041               $359,197
Nov 96  $322,029                $353,189               $365,217
Dec 96  $330,443                $354,754               $366,868
Jan 97  $353,446                $379,793               $391,892
Feb 97  $367,248                $398,396               $408,677
Mar 97  $357,663                $388,415               $397,941
Apr 97  $358,045                $381,821               $398,645
May 97  $376,828                $394,803               $410,055
Jun 97  $406,730                $411,850               $432,001
Jul 97  $418,118                $415,827               $438,451
Aug 97  $372,217                $362,736               $382,658
Sep 97  $382,245                $374,537               $393,261
Oct 97  $320,917                $313,091               $328,731
Nov 97  $317,445                $298,514               $316,736
Dec 97  $330,946                $302,461               $324,369
Jan 98  $305,873                $282,628               $298,929
Feb 98  $321,302                $311,486               $330,131
Mar 98  $330,173                $323,700               $344,458
Apr 98  $330,173                $324,577               $340,707
May 98  $287,746                $284,086               $294,017
Jun 98  $262,289                $254,973               $263,174
Jul 98  $274,963                $265,141               $271,520
Aug 98  $196,953                $190,602               $193,012
Sep 98  $196,953                $199,776               $205,255
Oct 98  $215,104                $222,718               $226,869
Nov 98  $221,669                $239,471               $245,737
Dec 98  $219,738                $235,898               $242,177
Jan 99  $217,036                $230,444               $238,270
Feb 99  $214,718                $234,548               $240,589
Mar 99  $236,730                $261,655               $272,296
Apr 99  $264,149                $297,334               $305,984
May 99  $263,377                $292,009               $304,203
Jun 99  $300,066                $323,849               $338,727
Jul 99  $294,271                $319,144               $329,524
Aug 99  $300,837                $322,568               $332,523
Sep 99  $297,362                $313,591               $321,270
Oct 99  $303,928                $318,922               $328,110
Nov 99  $342,934                $347,593               $357,529
Dec 99  $413,606                $394,171               $402,999
Jan 00  $403,952                $394,723               $405,401
Feb 00  $430,601                $394,328               $410,756
Mar 00  $423,651                $400,085               $412,761
Apr 00  $377,308                $358,716               $373,635
May 00  $363,793                $348,708               $358,189
Jun 00  $384,645                $358,577               $370,804
Jul 00  $352,977                $341,329               $351,734
Aug 00  $349,500                $342,626               $353,465
Sep 00  $316,675                $312,132               $322,600
Oct 00  $293,891                $286,631               $299,211

VALUE OF $250,000
PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE PERFORMANCE.
INCEPTION 6/1/93

(1) PERFORMANCE DATA INCLUDES THE PERFORMANCE OF THE PREDECESSOR LIMITED PARTNERSHIP FOR PERIODS BEFORE THE FUND'S REGISTRATION BECAME EFFECTIVE. THE PREDECESSOR LIMITED PARTNERSHIP WAS NOT REGISTERED UNDER THE INVESTMENT COMPANY ACT OF 1940, AS AMENDED ("1940 ACT"), AND, THEREFORE WAS NOT SUBJECT TO CERTAIN INVESTMENT RESTRICTIONS THAT ARE IMPOSED BY THE 1940 ACT. IF THE LIMITED PARTNERSHIP HAD BEEN REGISTERED UNDER THE 1940 ACT, THE LIMITED PARTNERSHIP'S PERFORMANCE MAY HAVE BEEN LOWER.

TCW GALILEO EMERGING MARKETS INCOME FUND
--------------------------------------------------------------------------------

MANAGEMENT DISCUSSIONS (CONTINUED)

For the fiscal year ended October 31, 2000, the TCW Galileo Emerging Markets Income Fund (the "Fund") rose 15.12%, versus the J.P. Morgan Emerging Markets Bond Index Plus ("EMBI+") which rose 15.00%. The positive variance in excess returns is attributable to overweight positions in Mexico and Brazil and non-index countries such as Algeria. The Fund also benefited from a lack of exposure to Nigeria and the Cote d'Ivoire. Weakness in non-Dollar positions (Poland, South Africa), under-weighted positions in Venezuela and Ecuador, and various corporate positions (e.g., APP) limited the Fund's outperformance.

Emerging market debt valuations moved higher over the past four quarters, though recent turbulence in Argentina and Turkey has precipitated a partial retreat. Behind the headline numbers is a wide variance in underlying performance. Returns have varied significantly by region and by credit quality with a minority of sovereign credits exceeding the average return of the index. With crude oil prices soaring above $30 per barrel, most of the outperformers have been big oil exporters (e.g., Algeria, Mexico, Russia, Venezuela).

In the year to date, credit fundamentals in the emerging markets have been dominated by external shocks (e.g., high oil prices, the weak Euro, worries about a U.S. hard landing) and rising political instability at several flashpoints. Going forward, most of these external shocks are expected to diminish, though uncertainties about the U.S. economy are likely to persist for at least the next couple of quarters. Even accounting for a significant slowdown in the U.S., however, global economic growth is unlikely to fall below 2-3%. Secular improving credit fundamentals in the emerging markets are working to lower medium term default risks. Broadly speaking, the outlook for emerging markets remains favorable as the main elements of the emerging markets are still in place: orthodox economic reforms, macroeconomic stabilization, strengthening growth fundamentals, and low systemic risks.

Credit quality of the emerging markets has improved with default rates continuing to fall, after having peaked last year. This compares quite favorably to the U.S. high yield market, where default rates for 2000 could reach 8%, as estimated by Moody's Investors Service. TCW has experienced no credit-related losses from default.

Our investment strategy has the following elements:

- High current income. The current yield on the portfolio exceeds 11% and the blended yield to maturity is 12.77% versus 9.79% and 11.88%, respectively for the EMBI Global Constrained.

- U.S. dollar denominated. Over 94% of the portfolio is U.S. dollar denominated or hedged to U.S. dollars.

- Under-weighted U.S. interest rate duration. The Fund continues to be slightly underweighted U.S. interest rate duration.

- Over-weighted strong growth fundamentals, strong credit fundamentals and lower relative default risks.

- Over-weighted positions in private sector credits where normal emerging market risks are partially mitigated by non-emerging market factors (e.g., companies with strong foreign equity partners or a high percentage of export sales to developed markets).

- Under-weighted countries where geopolitical and economic linkages are weak, or where market valuations do not compensate for normal emerging market risks.

- Maximum global diversification by country and sector. Portfolio positions where expected returns have low or negative correlation.

- Minimal exposure to positions where the risks of permanent principal loss from default or ongoing debt restructuring are highest.

                                                                          [ICON]

--------------------------------------------------------------------------------

                    TCW GALILEO EMERGING MARKETS INCOME FUND

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

AVERAGE ANNUALIZED TOTAL RETURN (1)
              1-YEAR                 3-YEAR  SINCE INCEPTION
15.12%                                3.15%            6.43%

                  JP MORGAN EMERGING MARKETS   JP MORGAN EMERGING MARKETS
          FUND         BOND INDEX PLUS        BOND INDEX GLOBAL CONSTRAINED
Sep 96  $257,620                    $264,513                       $264,655
Oct 96  $257,749                    $266,590                       $269,170
Nov 96  $267,054                    $279,885                       $282,677
Dec 96  $272,226                    $283,248                       $285,456
Jan 97  $281,115                    $291,082                       $292,424
Feb 97  $289,677                    $296,147                       $297,287
Mar 97  $280,034                    $285,464                       $286,403
Apr 97  $289,261                    $293,912                       $294,889
May 97  $301,974                    $305,327                       $305,134
Jun 97  $310,955                    $312,350                       $312,414
Jul 97  $320,445                    $325,309                       $325,314
Aug 97  $321,128                    $323,991                       $323,788
Sep 97  $329,975                    $333,891                       $332,951
Oct 97  $295,169                    $295,429                       $299,406
Nov 97  $303,776                    $309,462                       $310,436
Dec 97  $300,593                    $320,167                       $316,322
Jan 98  $298,311                    $319,479                       $318,786
Feb 98  $311,180                    $328,623                       $326,680
Mar 98  $321,984                    $336,810                       $333,589
Apr 98  $324,287                    $337,621                       $334,329
May 98  $304,862                    $326,097                       $325,516
Jun 98  $287,027                    $316,683                       $317,606
Jul 98  $287,490                    $318,868                       $318,369
Aug 98  $181,693                    $227,226                       $235,695
Sep 98  $193,462                    $249,448                       $258,138
Oct 98  $211,365                    $265,588                       $275,004
Nov 98  $233,850                    $281,220                       $293,402
Dec 98  $229,308                    $274,189                       $290,653
Jan 99  $225,057                    $264,009                       $287,287
Feb 99  $228,361                    $267,800                       $289,065
Mar 99  $243,385                    $288,059                       $304,539
Apr 99  $267,319                    $307,745                       $321,015
May 99  $255,076                    $290,200                       $305,587
Jun 99  $264,345                    $303,178                       $314,458
Jul 99  $262,960                    $296,890                       $310,018
Aug 99  $262,261                    $296,466                       $309,032
Sep 99  $270,380                    $306,809                       $318,053
Oct 99  $281,422                    $318,649                       $328,275
Nov 99  $290,048                    $327,667                       $336,107
Dec 99  $302,375                    $345,394                       $347,501
Jan 00  $301,643                    $338,555                       $343,488
Feb 00  $314,180                    $360,358                       $358,467
Mar 00  $319,386                    $371,709                       $365,379
Apr 00  $314,138                    $364,610                       $358,356
May 00  $305,066                    $355,349                       $350,426
Jun 00  $320,700                    $373,365                       $366,037
Jul 00  $328,391                    $384,640                       $376,747
Aug 00  $336,144                    $398,180                       $388,652
Sep 00  $331,062                    $392,764                       $384,404
Oct 00  $323,967                    $383,927                       $377,524

VALUE OF $250,000
PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE PERFORMANCE.
INCEPTION 9/4/96

(1) PERFORMANCE DATA INCLUDES THE PERFORMANCE OF THE PREDECESSOR LIMITED PARTNERSHIP FOR PERIODS BEFORE THE FUND'S REGISTRATION BECAME EFFECTIVE. THE PREDECESSOR LIMITED PARTNERSHIP WAS NOT REGISTERED UNDER THE INVESTMENT COMPANY ACT OF 1940, AS AMENDED ("1940 ACT"), AND, THEREFORE WAS NOT SUBJECT TO CERTAIN INVESTMENT RESTRICTIONS THAT ARE IMPOSED BY THE 1940 ACT. IF THE LIMITED PARTNERSHIP HAD BEEN REGISTERED UNDER THE 1940 ACT, THE LIMITED PARTNERSHIP'S PERFORMANCE MAY HAVE BEEN LOWER.

TCW GALILEO EUROPEAN EQUITIES FUND
--------------------------------------------------------------------------------

MANAGEMENT DISCUSSIONS (CONTINUED)

For the fiscal year ended October 31, 2000, the TCW Galileo European Equities Fund (the "Fund") returned 10.82% for its Institutional ("I") Class shares versus the MSCI Europe 15 Index return of 1.21% in US$ terms. It is worth noting that in local currency terms the European markets are up by over 20% but returns have been depressed somewhat due to the weakness in the Euro versus the U.S. dollar. For the Advisory ("N") Class shares the return was 10.08%. The performance of the Fund's two classes varies because of differing expenses.

Over the past twelve months the market has undergone profound swings in both liquidity and sentiment. Driven primarily by a volatile U.S. technology market, the European markets have seen sharp sector rotation and an overall outperformance of technology stocks. However, behind this outperformance lies an underperformance of technology stocks year-to-date and, as a result, the fund's growth style has suffered year-to-date. Defensive and value stocks have outperformed growth as a style during the past six months as a result of an escalating oil price, concerns over the U.S. economic momentum and corporate earnings, and political uncertainties across the Middle East.

The portfolio's position relative to the Frank Russell Universe of European Funds was first quartile (10th percentile) for the twelve months to the end of September 2000 but, due to the decline in growth stocks during the past two quarters, the fund's position slipped to 55th percentile for the nine months to the end of September 2000.

Despite the uncertain outlook for earnings for some U.S. companies, third quarter 2000 results in Europe have begun to come in with no nasty surprises. For example, Nokia reported a strong third quarter net profit increase of 40% while confirming its forecast for 1 billion mobile users by 2002 and an upbeat statement for earnings in 2001. Results from most companies in Europe are showing solid earnings with the weak Euro flattering the bottom line.

The ECB has intervened several times during the past month in the currency market to support the Euro which provided a major boost to the Euro. But speculators remain able to punish the currency after each bout of intervention. We believe that we will see further intervention short-term. Following the 25bp increase in rates by the ECB at the beginning of October, they may well leave rates on hold for a while which should also support equity valuations near-term.

The strong fundamental case for European equities remains intact with further fiscal and pension reforms taking place and corporate earnings not being threatened yet. We still expect GDP growth for 2000 in the Eurozone to be close to 3.5% with headline inflation more stable at 2.3% but core inflation remaining below 2.0%. Unemployment remains on a downward path (9.0% in August versus 9.9% a year ago) reflecting the benefits of the structural reforms and strong economic growth.

The valuations of European companies still remain attractive with IBES consensus earnings estimates growth of 16% for 2000 and 12% for 2001. The past year has been difficult for growth as a style and year-to-date our fund has suffered the fallout of technology stocks globally. We reiterate our comfortable stance on our stocks and with the ECB supporting the Euro, we still expect less currency risk going forward with good potential for better equity returns during the final period of the year. We still anticipate a shift back to growth but are more mindful of a gradual outperformance of growth as investors realize that value stocks may disappoint on earnings.

                                                                          [ICON]

--------------------------------------------------------------------------------

                 TCW GALILEO EUROPEAN EQUITIES FUND -- I CLASS

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

AVERAGE ANNUALIZED TOTAL RETURN
1-Year                           Since Inception
10.82%                                    14.23%

          FUND    MSCI EUROPE INDEX
Nov 97  $251,750           $253,900
Dec 97  $254,751           $263,244
Jan 98  $263,751           $274,273
Feb 98  $288,000           $295,776
Mar 98  $307,999           $316,924
Apr 98  $318,249           $323,136
May 98  $329,248           $329,760
Jun 98  $324,998           $333,454
Jul 98  $330,246           $340,123
Aug 98  $287,998           $297,437
Sep 98  $272,247           $285,629
Oct 98  $292,497           $308,565
Nov 98  $307,248           $325,064
Dec 98  $319,593           $339,357
Jan 99  $326,263           $337,253
Feb 99  $317,284           $328,775
Mar 99  $317,284           $332,447
Apr 99  $324,210           $342,434
May 99  $310,872           $326,069
Jun 99  $316,773           $331,654
Jul 99  $320,878           $334,818
Aug 99  $324,982           $338,304
Sep 99  $322,418           $335,784
Oct 99  $336,269           $348,224
Nov 99  $364,485           $357,696
Dec 99  $428,529           $394,439
Jan 00  $416,230           $366,422
Feb 00  $458,199           $385,611
Mar 00  $449,910           $395,008
Apr 00  $426,920           $377,652
May 00  $415,423           $374,649
Jun 00  $423,976           $382,783
Jul 00  $422,106           $376,754
Aug 00  $415,154           $372,403
Sep 00  $385,749           $355,049
Oct 00  $372,649           $352,436

VALUE OF $250,000
PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE PERFORMANCE.
INCEPTION 11/3/97

                 TCW GALILEO EUROPEAN EQUITIES FUND -- N CLASS

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

AVERAGE ANNUALIZED TOTAL RETURN
1-Year                           Since Inception
10.08%                                     9.84%

         FUND   MSCI EUROPE INDEX
Mar 99  $2,000             $2,022
Apr 99  $2,042             $2,083
May 99  $1,958             $1,984
Jun 99  $1,995             $2,018
Jul 99  $2,021             $2,037
Aug 99  $2,045             $2,058
Sep 99  $2,029             $2,043
Oct 99  $2,124             $2,118
Nov 99  $2,304             $2,176
Dec 99  $2,704             $2,399
Jan 00  $2,625             $2,229
Feb 00  $2,889             $2,346
Mar 00  $2,835             $2,403
Apr 00  $2,689             $2,297
May 00  $2,615             $2,279
Jun 00  $2,669             $2,329
Jul 00  $2,654             $2,292
Aug 00  $2,610             $2,265
Sep 00  $2,423             $2,160
Oct 00  $2,339             $2,144

VALUE OF $2,000
PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE PERFORMANCE.
INCEPTION 3/1/99

TCW GALILEO INTERNATIONAL EQUITIES FUND
--------------------------------------------------------------------------------

MANAGEMENT DISCUSSIONS (CONTINUED)

For the fiscal year ended October 31, 2000 the TCW Galileo International Equities Fund (the "Fund") returned 8.07% for its shareholders versus the MSCI EAFE Index return of negative 2.67% in US$ terms. With approximately 66.0% of the fund invested in the European markets however, the weak Euro versus the U.S. dollar held back total returns to our U.S. shareholders despite good equity returns.

Most markets, both developed and emerging saw good returns during the first half of the fiscal year ended October 31, 2000, but declined during the latter part. However, the emerging regions, in particular South East Asia and Emerging Europe, seemed to suffer most.

This has been a world-wide shift towards value and defensive stocks which began in the second quarter and continued again in the third quarter of 2000. The causes of the decline in equities generally over this period can be attributed to the following themes: uncertainty surrounding the U.S. economy as GDP growth and inflation is tamed by the Fed's tightening hitherto, an escalating oil price, the ongoing correction in global technology and telecom stocks, and investors' concerns that corporate earnings growth may slow as the U.S. economy slows and global growth peaks. However, while the U.S. economy has enjoyed unprecedented growth and wealth creation, we believe that investors are over-discounting these concerns in an international context and that, fundamentally, there may be a lot to play for in many of the international markets from here.

The U.S. dollar has continued to prove its strength against most major currencies which has weakened the dollar return of International markets further. The monetary tightening we have seen in the U.S. has held back equity returns and in Europe the bias remains slightly upward, but we may be closer to seeing rates stabilizing. Further rate hikes by the ECB cannot be ruled out but the worst of the rate cycle should be behind us.

In Europe the pressure on U.S. technology stocks during the past seven months has translated into weakness in European technology, telecom, and growth stocks generally. A further slide in the Euro of more than 19.0% against the U.S. dollar (to new lows), coupled with the high oil price, has also led to downward pressure on European equities during the past seven months, particularly from foreign investors who seemed to be impatient with the Euro's decline.

We see the weakness in the Euro currency mainly due to capital flows favoring the U.S. while the interest rate differentials between the U.S. and Europe still support the dollar. However, we have seen unilateral intervention by the ECB and Fed to support the Euro, and further intervention (which is likely) should underpin its fortunes near term.

On the macro front, we still expect GDP growth for 2000 in the Eurozone to be close to 3.5% with headline inflation at 2.4% (above the ECB's limit of 2.0%) but core inflation remaining more stable. Business and consumer confidence remains strong, although slightly below the peaks of July, while unemployment (9.1% in July versus 9.9% a year ago) continues to reflect the benefits of structural reforms.

While concerns over earnings persist in the U.S., in Asia corporate earnings have generally been exceptionally strong. A few sectors such as personal computer (PC) manufacturing, PC peripherals, and components are starting to show some signs of a slowdown. Overall, however, Asian companies have recorded record solid profits so far this year and this leaves us cautiously optimistic.

In Japan economic data remains supportive of our view of moderate economic growth. Consensus economic growth forecasts have been revised up recently, driven by strong private business investment. With earnings rising strongly, companies are increasing investment spending with

                                                                          [ICON]

--------------------------------------------------------------------------------

technology related capital expenditure up sharply while unemployment seems to be stabilizing more quickly than we expected. With the positive earnings environment in Japan, we remain broadly optimistic on the Japanese market.

As a result of the correction in Asia since February this year, many Asian stocks are now trading at attractive valuations and when sentiment towards the global technology sectors improves, this could set the stage for a rally in Asian markets.

Many European companies are now trading at 52-week lows with debt and earnings concerns overdone. We anticipate less currency risk going forward and believe there will be upside from the low returns seen over the past few months, particularly for growth as a style.

The issue for the coming year for international equities is one of confidence. In terms of outlook, we still believe that the U.S. can manage a soft landing but we need to see further evidence of this, and also that technology stocks have bottomed, and that the Euro has finally stabilized. If these factors do transpire then confidence in international equities will return at a time when fundamentals still remain attractive. We reiterate our comfortable stance on our stocks and positions within the international markets overall and the prospect of a weakening of the U.S. dollar, if this takes place, should also help improve returns from International equity markets.

                    TCW GALILEO INTERNATIONAL EQUITIES FUND

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

AVERAGE ANNUALIZED TOTAL RETURN(1)
1-Year                              3-Year  5-Year  Since Inception
8.07%                               13.99%  10.83%            9.29%

          FUND    MSCI EAFE INDEX
Dec 93  $267,968         $268,109
Jan 94  $291,275         $290,834
Feb 94  $285,980         $290,088
Mar 94  $280,360         $277,655
Apr 94  $288,384         $289,498
May 94  $286,348         $287,898
Jun 94  $281,509         $292,031
Jul 94  $289,521         $294,904
Aug 94  $301,828         $301,951
Sep 94  $292,233         $292,507
Oct 94  $297,374         $302,315
Nov 94  $281,527         $287,853
Dec 94  $277,886         $289,723
Jan 95  $269,314         $278,661
Feb 95  $267,350         $277,934
Mar 95  $273,916         $295,346
Apr 95  $284,177         $306,533
May 95  $280,594         $302,958
Jun 95  $275,852         $297,726
Jul 95  $292,819         $316,342
Aug 95  $287,622         $304,352
Sep 95  $287,688         $310,375
Oct 95  $276,503         $302,111
Nov 95  $282,290         $310,596
Dec 95  $291,464         $323,191
Jan 96  $298,672         $324,593
Feb 96  $302,283         $325,772
Mar 96  $307,144         $332,773
Apr 96  $321,435         $342,529
May 96  $321,721         $336,309
Jun 96  $317,835         $338,283
Jul 96  $304,995         $328,480
Aug 96  $304,888         $329,285
Sep 96  $311,290         $338,116
Oct 96  $306,182         $334,742
Nov 96  $312,563         $348,145
Dec 96  $306,465         $343,751
Jan 97  $297,568         $331,799
Feb 97  $300,791         $337,307
Mar 97  $299,843         $338,612
Apr 97  $299,484         $340,491
May 97  $321,442         $362,732
Jun 97  $337,057         $382,817
Jul 97  $340,445         $389,087
Aug 97  $317,570         $360,108
Sep 97  $332,636         $380,362
Oct 97  $312,142         $351,227
Nov 97  $305,275         $347,714
Dec 97  $304,026         $350,844
Jan 98  $315,576         $366,983
Feb 98  $340,548         $390,616
Mar 98  $355,842         $402,725
Apr 98  $364,581         $405,987
May 98  $368,639         $404,120
Jun 98  $363,644         $407,272
Jul 98  $368,637         $411,508
Aug 98  $322,753         $360,604
Sep 98  $309,643         $349,642
Oct 98  $335,550         $386,179
Nov 98  $354,277         $406,060
Dec 98  $367,414         $422,176
Jan 99  $373,667         $421,024
Feb 99  $367,102         $411,088
Mar 99  $381,485         $428,345
Apr 99  $393,994         $445,800
May 99  $379,609         $422,940
Jun 99  $395,557         $439,527
Jul 99  $407,439         $452,691
Aug 99  $413,693         $454,448
Sep 99  $414,632         $459,124
Oct 99  $427,764         $476,419
Nov 99  $464,975         $493,060
Dec 99  $537,855         $537,411
Jan 00  $521,634         $503,361
Feb 00  $564,131         $517,007
Mar 00  $567,702         $537,149
Apr 00  $530,398         $508,981
May 00  $516,449         $496,649
Jun 00  $533,641         $516,187
Jul 00  $516,447         $494,646
Aug 00  $520,667         $499,039
Sep 00  $485,308         $474,840
Oct 00  $462,276         $463,720

VALUE OF $250,000
PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE PERFORMANCE.
INCEPTION 12/1/93

(1) PERFORMANCE DATA INCLUDES THE PERFORMANCE OF THE PREDECESSOR LIMITED PARTNERSHIP FOR PERIODS BEFORE THE FUND'S REGISTRATION BECAME EFFECTIVE. THE PREDECESSOR LIMITED PARTNERSHIP WAS NOT REGISTERED UNDER THE INVESTMENT COMPANY ACT OF 1940, AS AMENDED ("1940 ACT"), AND, THEREFORE WAS NOT SUBJECT TO CERTAIN INVESTMENT RESTRICTIONS THAT ARE IMPOSED BY THE 1940 ACT. IF THE LIMITED PARTNERSHIP HAD BEEN REGISTERED UNDER THE 1940 ACT, THE LIMITED PARTNERSHIP'S PERFORMANCE MAY HAVE BEEN LOWER.

TCW GALILEO JAPANESE EQUITIES FUND
--------------------------------------------------------------------------------

MANAGEMENT DISCUSSIONS (CONTINUED)

The TCW Galileo Japanese Equities Fund (the "Fund") out performed its MSCI Japan benchmark strongly for the fiscal year ended October 31, 2000 returning 0.39% versus negative 15.14% for the benchmark (US$). This placed us in the top decile of funds in the Morningstar Japan category. This was especially pleasing given our general preference for "growth" stocks. We performed strongly during the first six months of the investment year because of our high weighting in technology stocks. Throughout this period, we were locking in such gains and moving to a more defensive position as valuations became progressively more and more stretched. This enabled us to hold onto much of the relative out performance during the second half of the investment period.

In terms of sector trends, Japan has been similar to other major equity markets. Technology stocks were very strong in the fourth quarter of last year and peaked in the spring of this year. Since then they have fallen sharply, with October seeing sharp falls in many technology stocks. For the year, it has been defensive sectors such as pharmaceuticals and utilities that have dominated. "Value" stocks out performed "growth" stocks. Small cap stocks, especially growth small cap growth stocks, were very weak.

The difficult current investment environment means that we currently remain reasonably defensively positioned. Nevertheless, following the sharp fall in many technology-related growth stocks, we are looking to increase weightings in those companies which we believe have strong medium-term earnings potential.

Following the sharp correction we have seen in the Japanese market in recent months, we believe the market is now offering good value. We think earnings momentum will remain good, driving valuations down further. Our positive stance is premised on the positive changes taking place within many Japanese companies and we are believers in the structural transformations that are taking place within the corporate sector. We continue to invest in those companies that we believe are focused on creating shareholder value.

                       TCW GALILEO JAPANESE EQUITIES FUND

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

AVERAGE ANNUALIZED TOTAL RETURN(1)
1-Year                              3-Year  5-Year  Since Inception
0.39%                               15.70%   2.49%          (0.68)%

          FUND    MSCI JAPAN INDEX
May 95  $227,015          $233,725
Jun 95  $220,881          $222,576
Jul 95  $233,730          $239,759
Aug 95  $231,014          $230,457
Sep 95  $223,686          $230,457
Oct 95  $212,882          $218,381
Nov 95  $229,344          $231,396
Dec 95  $244,024          $242,549
Jan 96  $247,438          $239,299
Feb 96  $243,526          $235,590
Mar 96  $250,864          $243,482
Apr 96  $277,490          $259,747
May 96  $267,345          $247,201
Jun 96  $267,992          $248,586
Jul 96  $256,163          $236,504
Aug 96  $242,730          $226,287
Sep 96  $247,881          $232,804
Oct 96  $232,071          $217,463
Nov 96  $226,733          $219,311
Dec 96  $207,091          $202,578
Jan 97  $188,053          $180,740
Feb 97  $188,979          $183,993
Mar 97  $180,187          $177,498
Apr 97  $178,168          $181,687
May 97  $204,788          $204,452
Jun 97  $213,131          $217,926
Jul 97  $193,288          $209,100
Aug 97  $175,817          $190,511
Sep 97  $158,555          $184,929
Oct 97  $155,439          $170,523
Nov 97  $131,813          $157,972
Dec 97  $113,317          $145,429
Jan 98  $136,859          $161,267
Feb 98  $140,626          $163,266
Mar 98  $131,994          $152,181
Apr 98  $134,662          $149,685
May 98  $130,895          $142,874
Jun 98  $130,267          $144,546
Jul 98  $131,679          $141,597
Aug 98  $117,711          $128,032
Sep 98  $116,298          $124,575
Oct 98  $132,306          $145,442
Nov 98  $142,978          $151,604
Dec 98  $148,785          $156,837
Jan 99  $150,040          $157,764
Feb 99  $152,552          $153,269
Mar 99  $179,076          $174,689
Apr 99  $188,023          $183,539
May 99  $183,001          $174,767
Jun 99  $203,091          $191,491
Jul 99  $222,709          $211,605
Aug 99  $231,027          $217,866
Sep 99  $238,718          $232,707
Oct 99  $239,816          $246,763
Nov 99  $261,004          $263,943
Dec 99  $292,001          $276,797
Jan 00  $281,939          $261,307
Feb 00  $295,415          $256,295
Mar 00  $316,260          $273,767
Apr 00  $282,297          $251,258
May 00  $275,649          $232,795
Jun 00  $292,540          $247,631
Jul 00  $260,194          $219,067
Aug 00  $284,127          $233,723
Sep 00  $266,133          $224,787
Oct 00  $240,763          $209,399

VALUE OF $250,000
PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE PERFORMANCE.
INCEPTION 5/2/95

(1) PERFORMANCE DATA INCLUDES THE PERFORMANCE OF THE PREDECESSOR LIMITED PARTNERSHIP FOR PERIODS BEFORE THE FUND'S REGISTRATION BECAME EFFECTIVE. THE PREDECESSOR LIMITED PARTNERSHIP WAS NOT REGISTERED UNDER THE INVESTMENT COMPANY ACT OF 1940, AS AMENDED ("1940 ACT"), AND, THEREFORE WAS NOT SUBJECT TO CERTAIN INVESTMENT RESTRICTIONS THAT ARE IMPOSED BY THE 1940 ACT. IF THE LIMITED PARTNERSHIP HAD BEEN REGISTERED UNDER THE 1940 ACT, THE LIMITED PARTNERSHIP'S PERFORMANCE MAY HAVE BEEN LOWER.

TCW GALILEO LATIN AMERICA EQUITIES FUND

                                                                          [ICON]

--------------------------------------------------------------------------------

MANAGEMENT DISCUSSIONS (CONTINUED)

The total return earned by the TCW Galileo Latin America Equities Fund (the "Fund") during the fiscal year ended October 31, 2000, was a positive 18.57%. This compares favorably to the Morgan Stanley Capital International (MSCI) Total Return Gross US$ Emerging Markets Free Index, which posted a positive 14.24% return for the same period. The Fund also outperformed the International Finance Corporation (IFC) Investable Total Return Emerging Markets Composite Index, which posted a positive 17.37% return for the twelve months ended October 31, 2000.

Following a breathtaking rally toward the end of 1999, most Latin American equity markets continued to post modest gains in the first few months of the 2000. However, the Y2K relief was short-lived and gave way to concerns about higher U.S. interest rates, tighter global liquidity, and rapidly decelerating U.S. economic growth--all of which suggest a weaker global growth outlook for 2001. As a result, Latin American equity markets were not immune to sharp global volatility of equity markets witnessed during April and May. Although Latin equity prices later rebounded on signs that the U.S. economy might achieve a soft landing, the markets consolidated in September due to concerns about rising crude oil prices. While higher crude oil prices benefit oil-exporting countries such as Mexico and Venezuela, slower global economic growth that could result from higher crude oil prices would clearly be a negative development for the region. In the near-term, Latin America is likely to continue to take its direction from U.S. monetary policy and the behavior of U.S. stock markets. Key domestic developments will be the presidential transition in Mexico--following its historic election--and confidence in Brazil's ability to continue to lower interest rates and continue with strong economic growth.

The Fund continued to focus on blue-chip companies exhibiting strong and reliable cash flow generation, as well as companies with low leverage and quality management. The Fund's largest industry exposure continued to be telecommunications where earnings growth is being driven by increased subscribers of both fixed and cellular telephony and by increased usage of the Internet and business data networks. The Fund increased its exposure to the retail sector as consumer spending is expected to accompany the economic recovery in the region.

Despite the stock market turbulence witnessed in the Latin American markets so far this year, the outlook for corporate earnings growth remains solid in Mexico and Brazil, which account for the vast majority of the Fund's assets. Economic growth in Latin America is forecast to be 4.4% in 2000 after registering zero growth in 1999. Looking forward, the question is whether this positive momentum will continue into 2001. Given that recent declines have been attributed to concerns about high oil prices and slowing global growth, confirmation of a "soft landing" of the U.S. economy would likely provide a more constructive external environment for Latin American economies and the performance of the region's equity markets.

TCW GALILEO LATIN AMERICA EQUITIES FUND
--------------------------------------------------------------------------------

MANAGEMENT DISCUSSIONS (CONTINUED)

                    TCW GALILEO LATIN AMERICA EQUITIES FUND

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

AVERAGE ANNUALIZED TOTAL RETURN(1)
              1-YEAR                3-YEAR   5-YEAR  SINCE INCEPTION
18.57%                              (3.16)%   7.81%            7.55%

                    IFC INVESTABLE     MSCI TOTAL RETURN
          FUND    LATIN AMERICA INDEX     LATIN FREE
Jul 91  $257,000             $273,535           $281,220
Aug 91  $274,990             $299,098           $300,363
Sep 91  $265,365             $294,672           $295,428
Oct 91  $286,462             $331,301           $315,963
Nov 91  $289,327             $318,477           $297,782
Dec 91  $294,534             $364,115           $341,351
Jan 92  $336,358             $424,541           $393,905
Feb 92  $391,521             $448,211           $427,710
Mar 92  $411,489             $449,367           $452,975
Apr 92  $395,441             $454,584           $450,996
May 92  $404,140             $456,586           $456,822
Jun 92  $340,286             $368,160           $368,249
Jul 92  $348,861             $370,646           $379,135
Aug 92  $328,976             $350,396           $351,700
Sep 92  $312,856             $335,434           $343,312
Oct 92  $345,706             $350,309           $365,017
Nov 92  $355,386             $347,831           $362,348
Dec 92  $376,709             $376,678           $387,140
Jan 93  $371,209             $365,651           $381,546
Feb 93  $352,649             $362,128           $379,726
Mar 93  $383,682             $392,962           $405,836
Apr 93  $369,578             $378,444           $385,650
May 93  $364,640             $383,510           $395,295
Jun 93  $382,624             $404,687           $420,198
Jul 93  $396,024             $416,276           $432,040
Aug 93  $428,466             $452,739           $469,195
Sep 93  $425,647             $460,117           $477,411
Oct 93  $458,090             $491,221           $496,330
Nov 93  $486,656             $528,737           $528,850
Dec 93  $578,347             $605,510           $595,897
Jan 94  $643,035             $686,827           $693,964
Feb 94  $596,724             $655,589           $673,881
Mar 94  $532,421             $611,629           $628,158
Apr 94  $497,206             $566,759           $580,217
May 94  $511,367             $596,398           $614,496
Jun 94  $465,436             $550,633           $575,138
Jul 94  $501,796             $603,317           $629,649
Aug 94  $572,990             $702,889           $732,062
Sep 94  $601,313             $734,112           $763,467
Oct 94  $573,755             $691,229           $725,744
Nov 94  $569,544             $679,164           $705,046
Dec 94  $450,008             $548,140           $599,719
Jan 95  $391,831             $461,550           $534,230
Feb 95  $338,789             $394,633           $456,841
Mar 95  $319,112             $382,845           $441,080
Apr 95  $355,471             $443,002           $504,742
May 95  $353,762             $444,174           $516,209
Jun 95  $357,183             $453,459           $524,252
Jul 95  $372,581             $477,755           $540,456
Aug 95  $378,143             $484,500           $546,645
Sep 95  $373,439             $478,317           $541,982
Oct 95  $338,792             $432,726           $498,379
Nov 95  $355,474             $447,712           $507,335
Dec 95  $361,282             $456,357           $522,753
Jan 96  $403,433             $499,256           $576,351
Feb 96  $380,639             $472,886           $543,165
Mar 96  $388,811             $480,470           $549,971
Apr 96  $406,875             $505,755           $580,422
May 96  $425,368             $518,991           $599,089
Jun 96  $435,692             $528,238           $614,461
Jul 96  $417,196             $504,940           $590,246
Aug 96  $432,249             $518,635           $606,861
Sep 96  $439,990             $528,681           $620,728
Oct 96  $430,526             $518,809           $614,676
Nov 96  $434,397             $521,153           $620,540
Dec 96  $449,449             $534,896           $638,858
Jan 97  $493,265             $584,191           $701,741
Feb 97  $524,499             $622,388           $748,168
Mar 97  $520,161             $615,746           $736,758
Apr 97  $543,589             $640,849           $773,604
May 97  $584,369             $692,622           $828,429
Jun 97  $633,825             $748,274           $899,450
Jul 97  $671,651             $789,780           $949,990
Aug 97  $606,051             $721,129           $858,953
Sep 97  $665,135             $782,006           $941,309
Oct 97  $543,488             $636,313           $762,498
Nov 97  $573,467             $655,914           $788,575
Dec 97  $600,403             $691,482           $840,968
Jan 98  $533,062             $611,431           $747,562
Feb 98  $558,260             $641,775           $786,831
Mar 98  $593,017             $683,756           $842,618
Apr 98  $587,804             $677,882           $823,313
May 98  $512,213             $593,342           $716,826
Jun 98  $487,883             $560,394           $674,462
Jul 98  $508,178             $582,584           $707,834
Aug 98  $324,274             $385,877           $462,301
Sep 98  $349,149             $412,017           $509,636
Oct 98  $380,687             $443,493           $549,041
Nov 98  $402,010             $484,396           $591,437
Dec 98  $368,695             $445,756           $545,731
Jan 99  $314,947             $394,632           $481,117
Feb 99  $334,048             $417,414           $511,817
Mar 99  $391,351             $505,660           $615,864
Apr 99  $453,987             $579,815           $704,579
May 99  $427,333             $560,101           $682,561
Jun 99  $454,430             $583,496           $715,071
Jul 99  $415,340             $543,043           $660,039
Aug 99  $402,456             $527,251           $640,152
Sep 99  $408,674             $537,369           $650,613
Oct 99  $416,227             $547,192           $665,284
Nov 99  $469,533             $617,233           $749,196
Dec 99  $583,695             $721,236           $867,120
Jan 00  $544,605             $695,200           $830,042
Feb 00  $603,242             $755,404           $893,747
Mar 00  $599,243             $763,940           $901,156
Apr 00  $526,836             $679,830           $803,913
May 00  $488,636             $643,527           $764,706
Jun 00  $552,158             $703,568           $834,577
Jul 00  $533,948             $690,693           $817,259
Aug 00  $557,490             $713,624           $836,980
Sep 00  $516,180             $677,015           $787,648
Oct 00  $493,525             $642,217           $760,018

VALUE OF $250,000
PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE PERFORMANCE.
INCEPTION 7/1/91

(1) PERFORMANCE DATA INCLUDES THE PERFORMANCE OF THE PREDECESSOR LIMITED PARTNERSHIP FOR PERIODS BEFORE THE FUND'S REGISTRATION BECAME EFFECTIVE. THE PREDECESSOR LIMITED PARTNERSHIP WAS NOT REGISTERED UNDER THE INVESTMENT COMPANY ACT OF 1940, AS AMENDED ("1940 ACT"), AND, THEREFORE WAS NOT SUBJECT TO CERTAIN INVESTMENT RESTRICTIONS THAT ARE IMPOSED BY THE 1940 ACT. IF THE LIMITED PARTNERSHIP HAD BEEN REGISTERED UNDER THE 1940 ACT, THE LIMITED PARTNERSHIP'S PERFORMANCE MAY HAVE BEEN LOWER.

TCW GALILEO ASIA PACIFIC EQUITIES FUND

                                                                          [ICON]

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS                                         OCTOBER 31, 2000

NUMBER OF
  SHARES    COMMON STOCK                                 VALUE
----------  ------------                              -----------
            CHINA (COST: $446,728) (3.2% OF NET
              ASSETS)
 2,000,000  PetroChina Company, Limited               $   420,545
                                                      -----------
            HONG KONG (51.1%)
   105,000  Cheung Kong Holdings, Limited               1,161,147
   124,000  China Telecom (Hong Kong), Limited            798,908*
   112,000  Dah Sing Financial Group                      481,063
    80,995  HSBC Holdings, PLC                          1,126,741
   670,000  Huaneng Power International,
              Incorporated                                259,860
    90,970  Hutchison Whampoa, Limited                  1,128,465
   780,000  Legend Holdings, Limited                      660,051
   486,000  South China Morning Post Holdings,
              Limited                                     333,372
    75,000  Sun Hung Kai Properties, Limited              620,240
                                                      -----------
            TOTAL HONG KONG (COST: $5,266,211)          6,569,847
                                                      -----------
            SINGAPORE (21.2%)
   309,000  Allgreen Properties                           198,753
     4,500  Chartered Semiconductor Manufacturing,
              Limited (ADR)                               209,250*
    86,350  City Developments, Limited                    398,130
    39,000  DBS Group Holdings, Limited                   459,529
         6  Oversea-Chinese Banking Corporation,
              Limited                                          38
   134,000  Parkway Holdings, Limited                     274,590
    61,000  Singapore Airlines, Limited                   611,111
    19,340  Singapore Press Holdings, Limited             276,317
   750,000  SMRT Corporation, Limited                     294,570*
                                                      -----------
            TOTAL SINGAPORE (COST: $3,003,042)          2,722,288
                                                      -----------
            SOUTH KOREA (16.2%)
    18,633  Housing & Commercial Bank, Korea              447,421*
     2,869  Korea Telecom Corporation                     168,765*
    10,844  Pohang Iron & Steel Company, Limited          629,314
     2,599  Samsung Electronics Company, Limited          325,160
     2,400  SK Telecom Company, Limited                   510,974
                                                      -----------
            TOTAL SOUTH KOREA (COST: $2,520,883)        2,081,634
                                                      -----------
            TAIWAN (6.9%)
       287  Asustek Computer, Incorporated (144A)
              (GDR)                                         1,571***
     7,016  Formosa Growth Fund, Limited                  113,870*
   253,723  Taiwan Semiconductor Manufacturing
              Company, Limited (Local Shares),
              (144A)                                      768,620**
                                                      -----------
            TOTAL TAIWAN (COST: $1,012,146)               884,061
                                                      -----------
            TOTAL COMMON STOCK (COST: $12,249,010)
              (98.6%)                                  12,678,375
                                                      -----------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

TCW GALILEO ASIA PACIFIC EQUITIES FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (CONTINUED)

PRINCIPAL
  AMOUNT    SHORT-TERM INVESTMENTS                       VALUE
----------  ----------------------                    -----------
$       21  American Express Co., 6.54%, due
              11/21/00                                $        21***
        21  American Express Co., 6.63%, due
              01/18/01                                         21***
        10  Bank of America, 6.64%, due 01/16/01               10***
        10  Bank of Nova Scotia, 6.53%, due 11/27/00           10***
        16  Bank of Nova Scotia, 6.67%, due 01/05/01           16***
        10  Bayerische Hypo-Und Vereinsbank AG,
              6.63%, due 02/01/01                              10***
       103  Fleet National Bank, 6.725%, due
              04/30/01                                        103***
     5,117  Foreign Currency Call Accounts                  5,116
   277,997  Investors Bank & Trust Depository
              Reserve, 5.82%, due 11/01/00                277,997
        61  Merrimac Money Market Fund, 6.549%, due
              11/01/00                                         61***
                                                      -----------
            TOTAL SHORT-TERM INVESTMENTS
              (COST: $283,366) (2.2%)                     283,365
                                                      -----------
            TOTAL INVESTMENTS (COST: $12,532,376)
              (100.8%)                                 12,961,740
            LIABILITIES IN EXCESS OF OTHER ASSETS
              (-0.8%)                                    (104,016)
                                                      -----------
            NET ASSETS (100.0%)                       $12,857,724
                                                      ===========

NOTES TO THE SCHEDULE OF INVESTMENTS:

  *  NON-INCOME PRODUCING.
 **  RESTRICTED SECURITY (NOTE 9).
***  REPRESENTS INVESTMENTS OF SECURITY LENDING COLLATERAL (NOTE 3).

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
16

                                                                          [ICON]

--------------------------------------------------------------------------------

INVESTMENTS BY INDUSTRY*                                        OCTOBER 31, 2000

                                                    PERCENTAGE OF
INDUSTRY                                              NET ASSETS
--------------------------------------------------  --------------
Airlines                                                     4.8%
Banking & Financial Services                                19.6
Communications                                               7.5
Computer Services                                            5.1
Electric Utilities                                           2.0
Electronics                                                 10.1
Energy & Oil Services                                        3.3
Healthcare                                                   2.1
Industrial -- Diversified                                    8.8
Investment Companies                                         0.9
Media -- Broadcasting & Publishing                           4.7
Metals                                                       4.9
Radio Telephone Communications                               4.0
Real Estate                                                 18.5
Transportation                                               2.3
Short-Term Investments                                       2.2
                                                      ----------
    TOTAL                                                  100.8%
                                                      ==========

  *  THESE CLASSIFICATIONS ARE NOT SUBJECT TO AUDIT.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
17

TCW GALILEO EMERGING MARKETS EQUITIES FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS

 NUMBER OF
  SHARES     EQUITY SECURITIES                            VALUE
-----------  -----------------                         -----------
             COMMON STOCK
             ARGENTINA (1.4% OF NET ASSETS)
      6,347  Banco Frances, S.A. (ADR)                 $   138,841
     11,858  Perez Companc, S.A. (ADR)                     170,459
     11,495  Telecom Argentina STET - France Telecom,
               S.A., Series B (ADR)                        197,570
                                                       -----------
             TOTAL ARGENTINA (COST: $692,203)              506,870
                                                       -----------
             BRAZIL (3.9%)
      4,968  Brasil Telecom Participacoes, S.A. (ADR)      269,204
      7,770  Companhia Brasileira de Distribuicao
               Grupo Pao de Acucar (ADR)                   276,806
     10,168  Companhia De Bebidas PR (ADR)                 229,416*
     16,260  Companhia Paranaenae de Energia (COPEL)
               (ADR)                                       147,356
  4,000,000  Companhia Siderurgica Nacional                111,032
      1,700  Companhia Vale do Rio Doce (ADR)               39,737
     10,210  Petroleo Brasileiro, S.A. (ADR)               296,728*
                                                       -----------
             TOTAL BRAZIL (COST: $1,302,712)             1,370,279
                                                       -----------
             CHILE (1.5%)
      7,718  Compania Cervecerias Unidas, S.A. (ADR)       149,054
      9,556  Compania de Telecomunicaciones de Chile,
               S.A., Series A (ADR)                        145,729*
      6,346  Vina Concha y Toro, S.A. (ADR)                243,528
                                                       -----------
             TOTAL CHILE (COST: $635,257)                  538,311
                                                       -----------
             CHINA (COST: $828,704) (2.2%)
  3,786,000  PetroChina Company, Limited                   796,092
                                                       -----------
             GREECE (4.0%)
      9,600  Alpha Credit Bank, S.A.                       354,402
      7,500  Cosmote, S.A. (GDR)                           112,312*
     15,746  Hellenic Telecommunication Organization,
               S.A.                                        274,729
      6,387  Intracom, S.A.                                166,120
      7,947  National Bank of Greece, S.A.                 301,709
      9,550  Panafon, S.A.                                  79,261*
      3,460  Titan Cement Company, S.A.                    124,364
                                                       -----------
             TOTAL GREECE (COST: $1,967,584)             1,412,897
                                                       -----------
             HONG KONG (11.6%)
    260,000  China Telecom (Hong Kong), Limited          1,675,129*
  1,065,896  Cosco Pacific, Limited                        799,483
  2,099,198  Huaneng Power International,
               Incorporated                                814,175
    965,100  Legend Holdings, Limited                      816,686
                                                       -----------
             TOTAL HONG KONG (COST: $3,933,074)          4,105,473
                                                       -----------
             HUNGARY (2.0%)
     89,284  Magyar Tavkozlesi Rt.                         397,471
      6,404  OTP Bank Rt.                                  297,279
                                                       -----------
             TOTAL HUNGARY (COST: $792,888)                694,750
                                                       -----------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                                          [ICON]

--------------------------------------------------------------------------------

                                                                OCTOBER 31, 2000

 NUMBER OF
  SHARES                                                  VALUE
-----------                                            -----------
             INDIA (4.1%)
     20,400  Mahanagar Telephone Nigam, Limited (GDR)  $   120,360
     30,000  Reliance Industries, Limited (GDR)            395,250
    126,483  Videsh Sanchar Nigam, Limited (ADR)           932,812
                                                       -----------
             TOTAL INDIA (COST: $2,839,546)              1,448,422
                                                       -----------
             ISRAEL (5.0%)
     78,203  Bank Hapoalim, Limited                        197,583
     63,860  Bank Leumi Le-Israel                          125,285*
     39,190  Bezeq Israeli Telecommunications
               Corporation, Limited                        195,855*
      2,430  Check Point Software Technologies,
               Limited                                     384,851*
      4,646  ECI Telecommunications, Limited               109,762
     16,703  Elbit Systems, Limited                        203,548
      3,434  NICE-Systems, Limited (ADR)                   160,539*
      3,260  Partner Communications Company, Limited
               (GDR)                                        19,560*
      6,300  Teva Pharmaceutical Industries, Limited
               (ADR)                                       372,488
                                                       -----------
             TOTAL ISRAEL (COST: $1,618,376)             1,769,471
                                                       -----------
             MEXICO (11.1%)
     10,194  Cemex, S.A. de C.V. (ADR)                     215,348*
      7,203  Fomento Economico Mexicano, S.A. de
               C.V., Series B (ADR)                        275,065
    193,290  Grupo Financiero Banamex, S.A. de C.V.,
               Series O                                    300,417*
    140,588  Grupo Modelo, S.A. de C.V., Series C          374,960
      7,964  Grupo Televisa, S.A. de C.V. (GDR)            431,052*
     51,238  Kimberly-Clark de Mexico, S.A. de C.V.,
               Series A                                    131,029
     29,611  Telefonos de Mexico, S.A. de C.V. (ADR)     1,597,143
    267,198  Wal-mart de Mexico, S.A., Series C            609,237*
                                                       -----------
             TOTAL MEXICO (COST: $3,757,543)             3,934,251
                                                       -----------
             POLAND (1.4%)
      3,637  Bank Rozwoju Eksportu, S.A.                    82,143
      1,370  Bank Slaski, S.A.                              54,664
     25,680  Electrim Spolka Akcyjna, S.A.                 203,275*
     18,199  Telekomunikacja Polska, S.A.                   89,644
     15,965  Telekomunikacja Polska, S.A. (144A)
               (GDR)                                        80,224***
                                                       -----------
             TOTAL POLAND (COST: $561,944)                 509,950
                                                       -----------
             RUSSIA (2.3%)
      5,000  Mobile Telesystems (ADR)                      138,125*
      5,725  OAO Lukoil Holdings (ADR)                     303,425
      8,125  RAO Unified Energy (ADR)                      102,578
      8,825  Rostelecom (ADR)                               77,219
     14,650  Surgutneftegaz (ADR)                          188,619
                                                       -----------
             TOTAL RUSSIA (COST: $922,154)                 809,966
                                                       -----------
             SOUTH AFRICA (10.7%)
     13,159  Anglo American Platinum Corporation,
               Limited                                     513,459
     13,274  Anglo American, PLC                           721,613
      6,347  Anglogold, Limited                            180,496

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
19

TCW GALILEO EMERGING MARKETS EQUITIES FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (CONTINUED)

 NUMBER OF
  SHARES                                                  VALUE
-----------                                            -----------
             SOUTH AFRICA (CONTINUED)
     13,198  De Beers Centenary, AG                    $   363,105
        938  Edgars Consolidated Stores, Limited             3,493
     41,976  Johnnies Industrial Corporation, Limited      477,486
     32,847  Liberty Life Association of Africa,
               Limited                                     250,687
     31,756  Nedcor Investment Bank Holdings                11,551*
     22,552  Nedcor, Limited                               423,579
     39,594  Remgro, Limited                               242,216*
    288,838  Sanlam, Limited (Foreign)                     299,906*
     32,622  South African Breweries, PLC                  195,465
     39,594  Venfin, Limited                               109,717
                                                       -----------
             TOTAL SOUTH AFRICA (COST: $3,813,006)       3,792,773
                                                       -----------
             SOUTH KOREA (12.3%)
     57,883  Kookmin Bank                                  660,649
      6,715  Korea Telecom Corporation                     395,000*
     25,202  Pohang Iron & Steel Company, Limited        1,462,557
      3,506  Samsung Electronics Company, Limited          438,635
      6,500  SK Telecom Company, Limited                 1,383,889
                                                       -----------
             TOTAL SOUTH KOREA (COST: $6,223,244)        4,340,730
                                                       -----------
             TAIWAN (9.9%)
        266  Asustek Computer, Incorporated (144A)
               (GDR)                                         1,456***
     98,993  Asustek Computer, Incorporated (GDR)          541,987*
     20,874  Formosa Growth Fund, Limited                  338,785*
     26,000  Taiwan Semiconductor Manufacturing
               Company, Limited (ADR)                      589,875*
    674,061  Taiwan Semiconductor Manufacturing
               Company, Limited (Local Shares),
               (144A)                                    2,041,977**
                                                       -----------
             TOTAL TAIWAN (COST: $4,380,416)             3,514,080
                                                       -----------
             TURKEY (4.6%)
 12,632,868  Akcansa Cimento, A.S.                         170,287
  6,925,929  Arcelik, A.S.                                 223,250
  2,048,261  Migros Turk, T.A.S.                           282,101
     15,820  Turkcell Iletisim Hizmetleri, A.S. (ADR)      173,031*
 13,323,149  Turkiye Is Bankasi, A.S., Series C            253,771
     19,100  Vestel Elektronik Sanayi (GDR)                193,388*
 38,485,906  Yapi Ve Kredi Bankasi, A.S.                   332,694*
                                                       -----------
             TOTAL TURKEY (COST: $1,637,280)             1,628,522
                                                       -----------
             VENEZUELA (COST: $145,506) (0.3%)
      4,800  Companhia Anonima Nacional Telefonos de
               Venezuela (ADR)                              91,200
                                                       -----------
             TOTAL COMMON STOCK (COST: $36,051,437)
               (88.3%)                                  31,264,037
                                                       -----------
             PREFERRED STOCK
             BRAZIL (6.8%)
 42,098,924  Banco Bradesco, S.A.                          260,224
  3,537,959  Banco Itau, S.A.                              275,216

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
20

                                                                          [ICON]

--------------------------------------------------------------------------------

                                                                OCTOBER 31, 2000

 NUMBER OF
  SHARES                                                  VALUE
-----------                                            -----------
             BRAZIL (CONTINUED)
      9,758  Companhia Energetica de Minas Gerais,
               S.A. (CEMIG) (ADR)                      $   146,370
     10,357  Companhia Vale do Rio Doce                    238,715
      8,270  Embratel Participacoes, S.A. (ADR)            133,871
     17,071  Petroleo Brasileiro, S.A. (PETROBRAS)         452,574
     12,076  Tele Norte Leste Participacoes, S.A.
               (TELEMAR) (ADR)                             267,181
      5,942  Telecomunicacoes Brasileiras, S.A. (ADR)      435,251*
      7,195  Uniao de Bancos Brasileiros, S.A.
               (UNIBANCO) (GDR)                            181,674
     28,558  Vale do Rio Doce                                   --
                                                       -----------
             TOTAL PREFERRED STOCK (COST: $2,414,861)
               (6.8%)                                    2,391,076
                                                       -----------
             TOTAL EQUITY SECURITIES (COST:
               $38,466,298) (95.1%)                     33,655,113
                                                       -----------

 PRINCIPAL
  AMOUNT     SHORT-TERM INVESTMENTS (COST: $2,028,852) (5.7%)
-----------  ------------------------------------------------
$ 2,028,852  Investors Bank & Trust Depository Reserve,
               5.82%, due 11/01/00                               2,028,852
                                                               -----------
             TOTAL INVESTMENTS (COST: $40,495,150) (100.8%)     35,683,965
             LIABILITIES IN EXCESS OF OTHER ASSETS (-0.8%)        (277,808)
                                                               -----------
             NET ASSETS (100.0%)                               $35,406,157
                                                               ===========

NOTES TO THE SCHEDULE OF INVESTMENTS:

  *  NON-INCOME PRODUCING.
 **  RESTRICTED SECURITY (NOTE 9).

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
21

TCW GALILEO EMERGING MARKETS EQUITIES FUND
--------------------------------------------------------------------------------

INVESTMENTS BY INDUSTRY *

                                                    PERCENTAGE OF
INDUSTRY                                              NET ASSETS
--------------------------------------------------  --------------
Aerospace/Defense                                            0.6%
Banking & Financial Services                                12.5
Beverages, Food & Tobacco                                    5.7
Building Materials                                           1.4
Chemicals                                                    1.1
Commercial Services                                          2.3
Communications                                               9.7
Computer Services                                            3.8
Computer Software                                            1.1
Cosmetics & Personal Care                                    0.4
Electric Utilities                                           3.4
Electronics                                                  9.2
Energy & Oil Services                                        5.8
Home Construction, Furnishings & Appliances                  0.6
Industrial--Diversified                                      6.4
Insurance                                                    1.6
Investment Companies                                         1.0
Media--Broadcasting & Publishing                             1.2
Metals                                                       4.4
Mining                                                       2.3
Pharmaceuticals                                              1.1
Radio Telephone Communications                               5.3
Retail                                                       1.7
Telecommunications                                           0.3
Telegraph & Other Communications                             1.9
Telephone Communications, exc. Radio                        10.3
Short-Term Investments                                       5.7
                                                      ----------
    TOTAL                                                  100.8%
                                                      ==========

  *  THESE CLASSIFICATIONS ARE NOT SUBJECT TO AUDIT.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
22

TCW GALILEO EMERGING MARKETS INCOME FUND

                                                                          [ICON]

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS                                         OCTOBER 31, 2000

   PRINCIPAL
    AMOUNT       FIXED INCOME SECURITIES                      VALUE
---------------  -----------------------                   ------------
                 ALGERIA (COST: $2,871,693) (3.1% OF NET
                   ASSETS)
$     4,334,850  The People's Democratic Republic of
                   Algeria, U.B.A.F. as Agent,
                   Rescheduling Deed dated June 27, 1996,
                   Tranche 3, Variable Rate based on Six
                   Month LIBOR +0.8125%, due 2000-2010     $  3,446,206
                                                           ------------
                 ARGENTINA (4.9%)
      1,275,000  Cablevision, S.A., 13.75%, due 05/01/09      1,020,000
      5,000,000  Republic of Argentina, 11.75%, due
                   04/07/09                                   4,375,000
                                                           ------------
                 TOTAL ARGENTINA (COST: $5,967,130)           5,395,000
                                                           ------------
                 BRAZIL (15.0%)
      3,005,000  Republic of Brazil, 12.75%, due 01/15/20     2,779,625
     13,000,000  Republic of Brazil, 14.5%, due 10/15/09     13,884,000
                                                           ------------
                 TOTAL BRAZIL (COST: $16,569,860)            16,663,625
                                                           ------------
                 BULGARIA (4.5%)
      5,215,000  Republic of Bulgaria Discount Bonds,
                   Series A, Variable Rate based on Six
                   Month LIBOR +0.8125%, due 07/28/24         3,917,769
      1,560,000  Republic of Bulgaria Front Loaded
                   Interest Reduction Bonds, Series A,
                   2.75%, due 07/28/12                        1,117,350
                                                           ------------
                 TOTAL BULGARIA (COST: $5,026,287)            5,035,119
                                                           ------------
                 CHINA (COST: $1,696,165) (0.7%)
      2,200,000  APP China Group, Limited, 14%, due
                   03/15/10                                     814,000
                                                           ------------
                 COLOMBIA (COST: $2,078,911) (1.8%)
      2,035,000  Republic of Colombia, 11.218%, due
                   08/13/05                                   1,968,863
                                                           ------------
                 CROATIA (COST: $1,175,636) (1.1%)
      1,301,818  Croatia Government National, Series A,
                   Variable Rate based on Six Month LIBOR
                   +0.8125%, due 07/31/10                     1,197,673
                                                           ------------
                 INDIA (2.8%)
      1,460,000  India Tata Electric Co., 8.5%, due
                   08/19/17                                   1,180,118
      2,075,000  Reliance Industries, Limited, 10.375%,
                   due 06/24/16                               1,961,912
                                                           ------------
                 TOTAL INDIA (COST: $3,177,439)               3,142,030
                                                           ------------
                 INDONESIA (COST: $1,480,150) (1.0%)
      1,850,000  Asia Pulp & Paper Global Finance
                   Company, Variable Rate based on Six
                   Month LIBOR +4%, due 10/04/01              1,147,000
                                                           ------------
                 MEXICO (13.4%)
      8,800,000  United Mexican States Global Bond,
                   9.875%, due 02/01/10                       9,152,000
      5,025,000  United Mexico States Global Bond,
                   11.375%, due 09/15/16                      5,690,813
                                                           ------------
                 TOTAL MEXICO (COST: $14,651,847)            14,842,813
                                                           ------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

TCW GALILEO EMERGING MARKETS INCOME FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (CONTINUED)

   PRINCIPAL
    AMOUNT                                                    VALUE
---------------                                            ------------
                 PANAMA (COST: $3,157,513) (2.9%)
$     3,365,000  Republic of Panama, 9.375%, due 04/01/29  $  3,233,765
                                                           ------------
                 PHILIPPINES (3.2%)
      1,030,000  Ce Casecnan Water & Energy, Series A,
                   11.45%, due 11/15/05                         916,700*
      1,155,000  Philippines Long Distance, 9.875%, due
                   08/01/05                                   1,018,918
      1,895,000  Republic of Philippines, 9.875%, due
                   03/16/10                                   1,610,750
                                                           ------------
                 TOTAL PHILIPPINES (COST: $3,855,636)         3,546,368
                                                           ------------
                 POLAND (3.1%)
      1,775,000  Netia Holdings B.V., 10.25%, due
                   11/01/07                                   1,340,125
PLN  11,593,000  Poland Government Bonds, 0%, due
                   12/21/01                                   2,051,031
                                                           ------------
                 TOTAL POLAND (COST: $3,660,131)              3,391,156
                                                           ------------
                 RUSSIA (12.8%)
$     4,280,000  Russian Federation, 2.25%, due 03/31/30      1,615,700
        820,000  Russian Federation, (144A), 12.75%, due
                   06/24/28, Par Put 06/24/08                   691,875*
     14,065,000  Russian Federation, (Reg. S), 12.75%,
                   due 06/24/28, Par Put 06/24/08            11,867,344*
                                                           ------------
                 TOTAL RUSSIA (COST: $11,447,228)            14,174,919
                                                           ------------
                 SOUTH AFRICA (3.4%)
      2,625,000  Republic of South Africa, 9.125%, due
                   05/19/09                                   2,546,250
ZAR   9,713,532  Republic of South Africa, 13%, due
                   08/31/10                                   1,233,929
                                                           ------------
                 TOTAL SOUTH AFRICA (COST: $4,006,042)        3,780,179
                                                           ------------
                 SOUTH KOREA (4.7%)
$     2,015,000  Hanvit Bank, 11.75%, due 03/01/10            1,934,400
        100,000  Hanvit Bank, (144A), 11.75%, due
                   03/01/10                                      96,000*
      2,150,000  Korea Chohung Bank, 11.5%, due 04/01/10      2,047,875
      1,310,000  Korea Hyundai Semiconductor, 8.25%, due
                   05/15/04                                   1,144,023
                                                           ------------
                 TOTAL SOUTH KOREA (COST: $5,364,018)         5,222,298
                                                           ------------
                 TRINIDAD & TOBAGO (COST: $1,280,057)
                   (1.2%)
      1,320,000  Republic of Trinidad & Tobago, (144A),
                   9.75%, due 07/01/20                        1,333,200*
                                                           ------------
                 TUNISIA (COST: $905,850) (0.9%)
      1,080,000  Banque Cent de Tunisie, 8.25%, due
                   09/19/27                                     950,724
                                                           ------------
                 TURKEY (8.8%)
      7,020,000  Republic of Turkey, 11.75%, due 06/15/10     6,791,850
      3,000,000  Republic of Turkey, 12.375%, due
                   06/15/09                                   3,015,000
                                                           ------------
                 TOTAL TURKEY (COST: $10,395,568)             9,806,850
                                                           ------------
                 UKRAINE (COST: $1,195,780) (1.1%)
      1,860,000  Ukraine Government, 11%, due 03/15/07        1,278,750
                                                           ------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                                          [ICON]

--------------------------------------------------------------------------------

                                                                OCTOBER 31, 2000

   PRINCIPAL
    AMOUNT                                                    VALUE
---------------                                            ------------
                 VENEZUELA (COST: $2,098,350) (2.1%)
$     2,520,000  Republic of Venezuela, 13.625%, due
                   08/15/18                                $  2,293,200
                                                           ------------
                 TOTAL FIXED INCOME SECURITIES
                   (COST: $102,061,291) (92.5%)             102,663,738
                                                           ------------

   NUMBER OF
   WARRANTS      WARRANTS
---------------  --------
                 INDONESIA (COST: $0) (0.0%)
          2,200  Asia Pulp & Paper, Warrants                         --**
                                                           ------------

   PRINCIPAL
    AMOUNT       SHORT-TERM INVESTMENTS
---------------  ----------------------
$       235,919  Foreign Currency Call Accounts                 206,728
      3,019,567  Investors Bank & Trust Depository
                   Reserve, 5.82%, due 11/01/00               3,019,567
                                                           ------------
                 TOTAL SHORT-TERM INVESTMENTS
                   (COST: $3,255,486) (2.9%)                  3,226,295
                                                           ------------
                 TOTAL INVESTMENTS (COST: $105,316,777)
                   (95.4%)                                  105,890,033
                 EXCESS OF OTHER ASSETS OVER LIABILITIES
                   (4.6%)                                     5,071,217
                                                           ------------
                 NET ASSETS (100.0%)                       $110,961,250
                                                           ============

NOTES TO THE SCHEDULE OF INVESTMENTS:

PLN - POLISH ZLOTY.
ZAR - SOUTH AFRICAN RAND.
  *  RESTRICTED SECURITY (NOTE 9).
 **  NON-INCOME PRODUCING.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
25

TCW GALILEO EMERGING MARKETS INCOME FUND
--------------------------------------------------------------------------------

INVESTMENTS BY INDUSTRY *

                                                    PERCENTAGE OF
INDUSTRY                                              NET ASSETS
--------------------------------------------------  --------------
Banking & Financial Services                                6.9%
Chemicals                                                   1.8
Computer Services                                           0.7
Electric Utilities                                          1.9
Electronics                                                 1.0
Government                                                 76.2
Media--Broadcasting & Publishing                            0.9
Paper & Forest Products                                     1.0
Telecommunications                                          0.9
Telephone Communications, exc. Radio                        1.2
Short-Term Investments                                      2.9
                                                      ---------
    TOTAL                                                  95.4%
                                                      =========

  *  THESE CLASSIFICATIONS ARE NOT SUBJECT TO AUDIT.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
26

TCW GALILEO EUROPEAN EQUITIES FUND

                                                                          [ICON]

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS                                         OCTOBER 31, 2000

NUMBER OF
  SHARES    COMMON STOCK                                 VALUE
----------  ------------                              -----------
            FINLAND (5.3% OF NET ASSETS)
    64,221  Nokia OYJ                                 $ 2,640,114
    37,368  Sonera OYJ                                    822,428
                                                      -----------
            TOTAL FINLAND (COST: $3,166,549)            3,462,542
                                                      -----------
            FRANCE (19.5%)
    30,350  Alcatel                                     1,850,040
    81,837  Alstom                                      1,796,978
    10,538  Axa, S.A.                                   1,393,722
     9,700  Cap Gemini, S.A.                            1,546,048
    10,482  Credit Lyonnais, S.A.                         358,220*
    16,924  Lagardere Groupe                              959,892
     7,246  PSA Peugeot Citreon, S.A.                   1,333,065
    34,384  STMicroelectronics N.V.                     1,733,012
    12,317  Total Fina, S.A.                            1,760,581
                                                      -----------
            TOTAL FRANCE (COST: $11,795,378)           12,731,558
                                                      -----------
            GERMANY (17.1%)
    34,015  Bayerische Hypo-Und Vereinsbank AG          1,865,813
    40,550  Bayerische Motoren Werke AG                 1,340,753
     9,800  Ergo Versicherungs Gruppe AG                1,354,276
    21,415  Fresenius Medical Care AG                   1,706,630
    11,058  SAP AG                                      1,808,432
    15,494  Siemans AG                                  1,970,372
    27,100  Singulus Technologies AG                    1,091,331*
                                                      -----------
            TOTAL GERMANY (COST: $11,324,706)          11,137,607
                                                      -----------
            GREAT BRITAIN (25.7%)
   209,092  BP Amoco, PLC                               1,775,162
   352,000  British Airways, PLC (Ordinary Shares)      1,574,742
   310,825  Centrica, PLC                               1,069,992
   171,000  Future Network, PLC                         1,111,489*
    76,166  HSBC Holdings, PLC                          1,086,398
    18,507  NDS Group, PLC (ADR)                        1,388,025*
    76,106  Prudential, PLC                             1,024,743
    83,000  Royal Bank Of Scotland Group                1,865,025
    67,197  SmithKline Beecham, PLC                       868,672
 1,204,431  Vodafone Group, PLC                         5,016,508
                                                      -----------
            TOTAL GREAT BRITAIN (COST: $14,970,637)    16,780,756
                                                      -----------
            IRELAND (COST: $1,089,106) (2.7%)
    34,400  Elan Corporation, PLC (ADR)                 1,786,650*
                                                      -----------
            ISRAEL (COST: $863,786) (1.5%)
    16,500  Card-Guard Scientific Survival, Limited       993,451*
                                                      -----------
            ITALY (COST: $1,526,609) (2.6%)
   404,642  Banca Intesa S.p.A                          1,680,972
                                                      -----------
            NETHERLANDS (11.6%)
    60,844  ASM Lithography Holding, N.V.               1,661,506*
     1,175  Fortis (NL), N.V.                              35,862

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
27

TCW GALILEO EUROPEAN EQUITIES FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (CONTINUED)

NUMBER OF
  SHARES                                                 VALUE
----------                                            -----------
            NETHERLANDS (CONTINUED)
    60,281  Koninklijke (Royal) Philips Electronics,
              N.V.                                    $ 2,366,730
    38,702  Koninklijke Numico, N.V.                    1,807,917
   132,316  Libertel, N.V.                              1,721,925*
                                                      -----------
            TOTAL NETHERLANDS (COST: $7,422,385)        7,593,940
                                                      -----------
            PORTUGAL (COST: $1,363,446) (1.6%)
    94,167  Telecel Comunicacoes Pessoais               1,031,465*
                                                      -----------
            SPAIN (COST: $1,427,802) (3.0%)
   100,910  Telefonica, S.A.                            1,922,342*
                                                      -----------
            SWEDEN (COST: $2,018,710) (2.4%)
   117,980  Ericsson AB, Class B                        1,566,627
                                                      -----------
            SWITZERLAND (5.1%)
     1,375  Serono, S.A.                                1,236,651
     4,272  Zurich Financial Services AG                2,067,212
                                                      -----------
            TOTAL SWITZERLAND (COST: $3,343,671)        3,303,863
                                                      -----------
            TOTAL COMMON STOCK (COST: $60,312,785)
              (98.1%)                                  63,991,773
                                                      -----------

PRINCIPAL
  AMOUNT    SHORT-TERM INVESTMENTS
----------  ----------------------
$  197,371  American Express Co., 6.54%, due
              11/21/00                                    197,371**
   197,371  American Express Co., 6.63%, due
              01/18/01                                    197,371**
    98,686  Bank of America, 6.64%, due 01/16/01           98,686**
    98,686  Bank of Nova Scotia, 6.53%, due 11/27/00       98,686**
   148,029  Bank of Nova Scotia, 6.67%, due 01/05/01      148,029**
    98,686  Bayerische Hypo-Und Vereinsbank AG,
              6.63%, due 02/01/01                          98,686**
   980,724  Fleet National Bank, 6.725%, due
              04/30/01                                    980,724**
   574,291  Foreign Currency Call Accounts                525,125
    34,359  Investors Bank & Trust Depository
              Reserve, 5.82%, due 11/01/00                 34,359
   582,246  Merrimac Money Market Fund, 6.549%, due
              11/01/00                                    582,246**
                                                      -----------
            TOTAL SHORT-TERM INVESTMENTS (COST:
              $3,010,449) (4.5%)                        2,961,283
                                                      -----------
            TOTAL INVESTMENTS (COST: $63,323,234)
              (102.6%)                                 66,953,056
            LIABILITIES IN EXCESS OF OTHER ASSETS
              (-2.6%)                                  (1,682,449)
                                                      -----------
            NET ASSETS (100.0%)                       $65,270,607
                                                      ===========

NOTES TO THE SCHEDULE OF INVESTMENTS:

  *  NON-INCOME PRODUCING.
 **  REPRESENTS INVESTMENTS OF SECURITY LENDING COLLATERAL (NOTE 3).

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
28

                                                                          [ICON]

--------------------------------------------------------------------------------

INVESTMENTS BY INDUSTRY *                                       OCTOBER 31, 2000

                                                    PERCENTAGE OF
INDUSTRY                                              NET ASSETS
--------------------------------------------------  --------------
Airlines                                                     2.4%
Automotive                                                   4.1
Banking & Financial Services                                10.5
Beverages, Food & Tobacco                                    2.8
Communications                                               6.9
Computer Services                                            2.4
Computer Software & Services                                 2.8
Electronics                                                 10.5
Heavy Machinery                                              5.8
Industrial--Diversified                                      1.5
Insurance                                                    9.0
Media--Broadcasting & Publishing                             3.8
Medical Supplies                                             4.1
Oil & Gas                                                    7.0
Pharmaceuticals                                              6.0
Radio Telephone Communications                              11.9
Telegraph & Other Communications                             2.4
Telephone Communications, exc. Radio                         4.2
Short-Term Investments                                       4.5
                                                      ----------
    TOTAL                                                  102.6%
                                                      ==========

  *  THESE CLASSIFICATIONS ARE NOT SUBJECT TO AUDIT.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
29

TCW GALILEO INTERNATIONAL EQUITIES FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS

NUMBER OF
  SHARES    COMMON STOCK                                 VALUE
----------  ------------                              -----------
            AUSTRALIA (1.1% OF NET ASSETS)
    13,000  AMP, Limited                              $   117,172
   150,000  Goodman Fielder, Limited                       97,181
    30,000  Telstra Corporation                            97,897
    45,000  Western Mining Corporation Holding,
              Limited                                     172,011
                                                      -----------
            TOTAL COMMON STOCK (COST: $633,209)
              (1.1%)                                      484,261
                                                      -----------

            TCW GALILEO FUNDS
            -----------------
   168,985  TCW Galileo Asia Pacific Equities Fund     1,378,9144
   122,846  TCW Galileo Emerging Markets Equities
              Fund                                        934,857
 2,281,244  TCW Galileo European Equities Fund         31,800,535
   738,557  TCW Galileo Japanese Equities Fund          9,881,890
    43,715  TCW Galileo Latin America Equities Fund       485,677*
   281,530  TCW Galileo Money Market Fund                 281,530
                                                      -----------
            TOTAL TCW GALILEO FUNDS (COST:
              $32,823,476) (95.4%)                     44,763,403
                                                      -----------

PRINCIPAL
  AMOUNT    SHORT-TERM INVESTMENTS
----------  ----------------------
$    5,761  Foreign Currency Call Accounts                  5,515
 1,681,865  Investors Bank & Trust Depository
              Reserve, 5.82%, due 11/01/00              1,681,865
                                                      -----------
            TOTAL SHORT-TERM INVESTMENTS (COST:
              $1,687,626) (3.6%)                        1,687,380
                                                      -----------
            TOTAL INVESTMENTS (COST: $35,144,311)
              (100.1%)                                 46,935,044
            LIABILITIES IN EXCESS OF OTHER ASSETS
              (-0.1%)                                     (25,816)
                                                      -----------
            NET ASSETS (100.0%)                       $46,909,228
                                                      ===========

NOTE TO THE SCHEDULE OF INVESTMENTS:

  *  NON-INCOME PRODUCING.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
30

TCW GALILEO JAPANESE EQUITIES FUND

                                                                          [ICON]

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS                                         OCTOBER 31, 2000

   NUMBER OF
    SHARES       COMMON STOCK                                 VALUE
---------------  ------------                              -----------
                 JAPAN (91.0% OF NET ASSETS)
          8,350  Aiful Corporation                         $   657,661
         40,000  Asahi Breweries, Limited                      394,908
        127,000  Asahi Organic Chemicals Industry
                   Company, Limited                            786,263
         29,000  Bodysonic Company, Limited                     97,738*
         31,000  Canon, Incorporated                         1,229,325
        156,000  Cosmo Securities Company, Limited             240,022*
             55  DDI Corporation                               257,899
             95  East Japan Railway Company                    545,517
         14,000  Fuji Machine Manufacturing Company,
                   Limited                                     382,086
         18,000  Fuji Photo Film Company                       667,644
         45,000  Fujitsu, Limited                              801,172
         79,000  Hitachi, Limited                              846,506
         26,000  Honda Motor Company, Limited                  897,701
         20,000  Kansai Electric Power Company                 327,319
         19,000  Kao Corporation                               569,008
        704,000  Kawasaki Steel Corporation                    689,880*
         17,000  Kissel Pharmaceutical Company                 311,228
          7,900  Kyocera Corporation                         1,027,383
              1  Kyoto Kimino Yuzen Company, Limited             2,931
         20,000  Matsushita Electric Industrial Company,
                   Limited                                     580,639
         49,000  Megane Top Company, Limited                 1,153,311
         57,000  Minebea Company, Limited                      569,008
            130  Mizuho Holdings, Incorporated                 998,901*
         10,100  Murata Manufacturing Company, Limited       1,208,041
         32,000  NEC Corporation                               609,580
         77,000  Nikko Securities Company                      664,292
          2,600  Nintendo Corporation, Limited                 429,801
            223  Nippon Telegraph & Telephone Corporation    2,028,015
         54,000  Nippon Thompson Company, Limited              531,642
         23,300  Nissin Company, Limited                       699,918
             38  NTT Mobile Communication Network,
                   Incorporated                                936,166
          2,000  Orix Corporation                              209,726
          3,600  Rohm Company                                  907,006
         92,000  Sanwa Bank, Limited                           817,291
         42,000  Sharp Corporation                             534,664
         27,900  Shimano, Incorporated                         560,862
         20,000  Shin-Etsu Chemical Company, Limited           820,588
          3,600  Softbank Corporation                          215,954
         10,700  Sony Corporation                              854,511
         32,000  Sumitomo Bakelite Company, Limited            357,835
         83,000  Sumitomo Corporation                          729,737
         14,000  Takeda Chemical Industries, Limited           921,879
         85,000  The Bank of Tokyo-Mitsubishi, Limited       1,019,004
         34,643  The Chrysalis Fund                          1,769,105
         33,000  Tokyo Electric Power Company,
                   Incorporated                                800,898
          1,700  Tokyo Electron, Limited                       132,961
         34,000  Tokyo Ohka Kogyo Company, Limited             571,389

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
31

TCW GALILEO JAPANESE EQUITIES FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (CONTINUED)

   NUMBER OF
    SHARES                                                    VALUE
---------------                                            -----------
                 JAPAN (CONTINUED)
        146,000  Toppan Printing Company, Limited          $ 1,288,983
        123,000  Toshiba Corporation                           878,652
         39,000  Toyota Motor Corporation                    1,557,285
         21,900  Yamaichi Electronics Company, Limited         541,533
         18,000  Yamanouchi Pharmaceutical Company,
                   Limited                                     814,360
                                                           -----------
                 TOTAL COMMON STOCK (COST: $37,854,336)
                   (91.0%)                                  37,445,728
                                                           -----------

   PRINCIPAL
    AMOUNT       FIXED INCOME SECURITIES
---------------  -----------------------
                 JAPAN (COST: $620,758) (1.4%)
 JPY 64,000,000  Shiga Bank, Limited, 0.4%, due 09/30/03       591,996
                                                           -----------
                 TOTAL FIXED INCOME SECURITIES
                   (COST: $620,758) (1.4%)                     591,996
                                                           -----------

                 SHORT-TERM INVESTMENTS
                 ----------------------
$        89,798  American Express Co., 6.54%, due
                   11/21/00                                     89,798**
         89,798  American Express Co., 6.63%, due
                   01/18/01                                     89,798**
         44,899  Bank of America, 6.64%, due 01/16/01           44,899**
         44,899  Bank of Nova Scotia, 6.53%, due 11/27/00       44,899**
         67,349  Bank of Nova Scotia, 6.67%, due 01/05/01       67,349**
         44,899  Bayerische Hypo-Und Vereinsbank AG,
                   6.63%, due 02/01/01                          44,899**
        446,203  Fleet National Bank, 6.725%, due
                   04/30/01                                    446,203**
      2,890,325  Foreign Currency Call Accounts              2,875,771
        264,905  Merrimac Money Market Fund, 6.549%, due
                   11/01/00                                    264,905**
                                                           -----------
                 TOTAL SHORT-TERM INVESTMENTS (COST:
                   $3,983,075) (9.6%)                        3,968,521
                                                           -----------
                 TOTAL INVESTMENTS (COST: $42,458,169)
                   (102.0%)                                 42,006,245
                 LIABILITIES IN EXCESS OF OTHER ASSETS
                   (-2.0%)                                    (833,167)
                                                           -----------
                 NET ASSETS (100.0%)                       $41,173,078
                                                           ===========

NOTES TO THE SCHEDULE OF INVESTMENTS:

JPY - JAPANESE YEN.
  *  NON-INCOME PRODUCING.
 **  REPRESENTS INVESTMENTS OF SECURITY LENDING COLLATERAL (NOTE 3).

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
32

                                                                          [ICON]

--------------------------------------------------------------------------------

INVESTMENTS BY INDUSTRY *                                       OCTOBER 31, 2000

                                                    PERCENTAGE OF
INDUSTRY                                              NET ASSETS
--------------------------------------------------  --------------
Automotive                                                   6.0%
Banking & Financial Services                                14.3
Beverages, Food & Tobacco                                    1.0
Chemicals                                                    4.8
Commercial Services                                          4.9
Communications                                               2.1
Computer Services                                            2.0
Electric Utilities                                           2.7
Electrical Equipment                                        11.0
Electronics                                                 13.1
Entertainment & Leisure                                      4.0
Heavy Machinery                                              2.2
Household Products                                           1.4
Investment Companies                                         4.3
Metals                                                       1.7
Pharmaceuticals                                              5.0
Radio Telephone Communications                               2.3
Retail                                                       2.8
Telephone Communications, exc. Radio                         5.5
Transportation                                               1.3
Short-Term Investments                                       9.6
                                                      ----------
    TOTAL                                                  102.0%
                                                      ==========

  *  THESE CLASSIFICATIONS ARE NOT SUBJECT TO AUDIT.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
33

TCW GALILEO LATIN AMERICA EQUITIES FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS

 NUMBER OF
  SHARES     EQUITY SECURITIES                           VALUE
-----------  -----------------                         ----------
             COMMON STOCK
             ARGENTINA (5.4% OF NET ASSETS)
        870  Banco Frances, S.A. (ADR)                 $   19,031
      7,060  CEI Citicorp Holdings, S.A.                   27,110*
      1,464  Grupo Financiero Galicia (ADR)                21,319*
      2,663  Perez Companc, S.A. (ADR)                     38,281
     14,850  Siderca, S.A.                                 32,231
      1,695  Telecom Argentina STET - France Telecom,
               S.A., Series B (ADR)                        29,133
                                                       ----------
             TOTAL ARGENTINA (COST: $184,450)             167,105
                                                       ----------
             BRAZIL (12.8%)
        922  Brasil Telecom Participacoes, S.A. (ADR)      49,961
      1,600  Companhia Brasileira de Distribuicao
               Grupo Pao de Acucar (ADR)                   57,000
      4,115  Companhia De Bebidas PR (ADR)                 92,845*
  1,178,000  Companhia Siderurgica Nacional                32,699
      2,225  Companhia Vale do Rio Doce (ADR)              52,009
      3,640  Petroleo Brasileiro, S.A. (ADR)              105,787*
  1,080,000  Tele Centro Sul Participacoes, S.A.            8,486
                                                       ----------
             TOTAL BRAZIL (COST: $390,787)                398,787
                                                       ----------
             CHILE (3.5%)
        835  Compania Cervecerias Unidas, S.A. (ADR)       16,126
      2,843  Compania de Telecomunicaciones de Chile,
               S.A., Series A (ADR)                        43,356*
        520  Distribucion y Servicio D&S, S.A. (ADR)        9,295
      1,560  Embotelladora Andina, S.A., Series A
               (ADR)                                       18,720
        550  Vina Concha y Toro, S.A. (ADR)                21,106
                                                       ----------
             TOTAL CHILE (COST: $137,868)                 108,603
                                                       ----------
             LATIN AMERICA REGIONAL (0.4%)
        430  StarMedia Network, Inc.                        2,634*
        368  Terra Networks, S.A. (ADR)                     8,868*
                                                       ----------
             TOTAL LATIN AMERICA REGIONAL (COST:
               $19,318)                                    11,502
                                                       ----------
             MEXICO (45.7%)
      3,484  Cemex, S.A. de C.V. (ADR)                     73,599*
      2,235  Fomento Economico Mexicano, S.A. de
               C.V., Series B (ADR)                        85,349
      9,124  Grupo Carso, S.A. de C.V., Series A1          28,342*
     68,460  Grupo Financiero Banamex, S.A. de C.V.,
               Series O                                   106,403*
     19,882  Grupo Industrial Bimbo, S.A. de C.V.,
               Series A                                    27,616
     39,295  Grupo Modelo, S.A. de C.V., Series C         104,803
      8,950  Grupo Nuevo Mexico, S.A.                      29,768*
      3,080  Grupo Televisa, S.A. de C.V. (GDR)           166,705*
     15,525  Kimberly-Clark de Mexico, S.A. de C.V.,
               Series A                                    39,702
     10,905  Organizacion Soriana, S.A., Series B          34,217*

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
34

                                                                          [ICON]

--------------------------------------------------------------------------------

                                                                OCTOBER 31, 2000

 NUMBER OF
  SHARES                                                 VALUE
-----------                                            ----------
             MEXICO (CONTINUED)
      9,367  Telefonos de Mexico, S.A. de C.V. (ADR)   $  505,233
     98,097  Wal-mart de Mexico, S.A., Series C           223,671*
                                                       ----------
             TOTAL MEXICO (COST: $1,370,457)            1,425,408
                                                       ----------
             VENEZUELA (COST: $36,265) (0.7%)
      1,095  Companhia Anonima Nacional Telefonos de
               Venezuela (ADR)                             20,805
                                                       ----------
             TOTAL COMMON STOCK (COST: $2,139,145)
               (68.5%)                                  2,132,210
                                                       ----------

             PREFERRED STOCK
             ARGENTINA (COST: $15,041) (0.5%)
      1,820  Quilmes Industrial, S.A. (ADR)                15,015
                                                       ----------
             BRAZIL (28.9%)
      1,310  Aracrus Celulose, S.A. (ADR)                  19,650
 12,984,795  Banco Bradesco, S.A.                          80,262
  1,711,000  Banco Itau, S.A.                             133,098
      2,477  Companhia Energetica de Minas Gerais,
               S.A. (CEMIG) (ADR)                          37,155
      3,335  Companhia Paranaenae de Energia (COPEL)
               (ADR)                                       30,223
      2,428  Companhia Vale do Rio Doce                    55,962
      1,657  Embratel Participacoes, S.A. (ADR)            26,823
     24,379  Itausa - Investimentos Itau, S.A.             20,561
      6,383  Petroleo Brasileiro, S.A. (PETROBRAS)        169,221
      4,407  Tele Norte Leste Participacoes, S.A.
               (TELEMAR) (ADR)                             97,505
      1,660  Telecomunicacoes Brasileiras, S.A. (ADR)     121,595*
      1,020  Telesp Celular Participacoes, S.A. (ADR)      32,258
      2,140  Uniao de Bancos Brasileiros, S.A.
               (UNIBANCO) (GDR)                            54,035
      4,500  Usinas Siderurgicas de Minas Gerais,
               S.A. (USIMINAS)                             23,101
     72,842  Vale do Rio Doce                                  --
                                                       ----------
             TOTAL BRAZIL (COST: $884,978)                901,449
                                                       ----------
             TOTAL PREFERRED STOCK (COST: $900,019)
               (29.4%)                                    916,464
                                                       ----------
             TOTAL EQUITY SECURITIES (COST:
               $3,039,164) (97.9%)                      3,048,674
                                                       ----------

 PRINCIPAL
  AMOUNT     SHORT-TERM INVESTMENTS (COST: $103,631) (3.3%)
-----------  ----------------------------------------------
$   103,631  Investors Bank & Trust Depository Reserve,
               5.82%, due 11/01/00                              103,631
                                                             ----------
             TOTAL INVESTMENTS (COST: $3,142,795) (101.2%)    3,152,305
             LIABILITIES IN EXCESS OF OTHER ASSETS (-1.2%)      (37,130)
                                                             ----------
             NET ASSETS (100.0%)                             $3,115,175
                                                             ==========

NOTE TO THE SCHEDULE OF INVESTMENTS:

  *  NON-INCOME PRODUCING.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
35

TCW GALILEO LATIN AMERICA EQUITIES FUND
--------------------------------------------------------------------------------

INVESTMENTS BY INDUSTRY *

                                                    PERCENTAGE OF
INDUSTRY                                              NET ASSETS
--------------------------------------------------  --------------
Banking & Financial Services                                14.5%
Beverages, Food & Tobacco                                   14.1
Building Materials                                           2.4
Computer Services                                            0.4
Cosmetics & Personal Care                                    1.3
Electric Utilities                                           2.2
Energy & Oil Services                                        8.8
Industrial--Diversified                                      1.6
Investment Companies                                         0.9
Media--Broadcasting & Publishing                             5.4
Metals                                                       2.8
Mining                                                       4.4
Paper & Forest Products                                      0.6
Radio Telephone Communications                               1.0
Retail                                                       8.6
Telecommunications                                           0.9
Telegraph & Other Communications                             5.6
Telephone Communications, exc. Radio                        22.4
Short-Term Investments                                       3.3
                                                      ----------
    TOTAL                                                  101.2%
                                                      ==========

  *  THESE CLASSIFICATIONS ARE NOT SUBJECT TO AUDIT.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
36

TCW GALILEO FUNDS, INC.

                                                                          [ICON]

--------------------------------------------------------------------------------
INTERNATIONAL
STATEMENTS OF ASSETS AND LIABILITIES                            OCTOBER 31, 2000

                                                TCW GALILEO   TCW GALILEO
                                 TCW GALILEO     EMERGING       EMERGING     TCW GALILEO
                                ASIA PACIFIC      MARKETS       MARKETS       EUROPEAN
                                EQUITIES FUND  EQUITIES FUND  INCOME FUND   EQUITIES FUND
                                -------------  -------------  ------------  -------------
                                               DOLLAR AMOUNTS IN THOUSANDS
                                               (EXCEPT PER SHARE AMOUNTS)
ASSETS
  Investments, at Value (1)      $   12,962     $   35,684    $   105,890    $   66,953
  Receivables for Securities
    Sold                                148            149          2,931           761
  Interest and Dividends
    Receivable                           13             57          2,927            28
  Receivable for Forward
    Foreign Currency Contracts
    (Note 10)                            --             --            305            --
  Foreign Tax Reclaim
    Receivable                           --             --             --            37
  Deferred Organization Costs            --             --             --             3
                                 ----------     ----------    -----------    ----------
    Total Assets                     13,123         35,890        112,053        67,782
                                 ----------     ----------    -----------    ----------
LIABILITIES
  Distribution Payable                   --             --            954            --
  Payables for Securities
    Purchased                           211            384             --            --
  Payable Upon Return of
    Securities Loaned
    (Note 3)                             --             --             --         2,402
  Accrued Management Fees                 7             31             71            39
  Other Accrued Expenses                 47             69             67            70
                                 ----------     ----------    -----------    ----------
    Total Liabilities                   265            484          1,092         2,511
                                 ----------     ----------    -----------    ----------
NET ASSETS                       $   12,858     $   35,406    $   110,961    $   65,271
                                 ==========     ==========    ===========    ==========
NET ASSETS CONSIST OF:
  Paid-in Capital                $   10,625     $   44,527    $   109,291    $   39,255
  Undistributed Net Realized
    Gain (Loss) on Investments
    and Foreign Currency              2,152         (4,755)           570        22,218
  Unrealized Appreciation
    (Depreciation) on
    Investments and Foreign
    Currency                            430         (4,811)           878         3,630
  Undistributed Net Investment
    Income (Loss)                      (349)           445            222           168
                                 ----------     ----------    -----------    ----------
NET ASSETS                       $   12,858     $   35,406    $   110,961    $   65,271
                                 ==========     ==========    ===========    ==========
NET ASSETS ATTRIBUTABLE TO:
  Institutional Class Shares     $   12,858     $   35,406    $   110,961    $   65,054
                                 ==========     ==========    ===========    ==========
  Advisory Class Shares          $       --     $       --    $        --    $      217
                                 ==========     ==========    ===========    ==========
CAPITAL SHARES OUTSTANDING:
  Institutional Class             1,576,025      4,651,147     13,621,927     4,667,490
                                 ==========     ==========    ===========    ==========
  Advisory Class                         --             --             --        15,575
                                 ==========     ==========    ===========    ==========
NET ASSET VALUE PER SHARE:
  Institutional Class            $     8.16     $     7.61    $      8.15    $    13.94
                                 ==========     ==========    ===========    ==========
  Advisory Class                 $       --     $       --    $        --    $    13.89
                                 ==========     ==========    ===========    ==========

(1) THE IDENTIFIED COST FOR THE TCW GALILEO ASIA PACIFIC EQUITIES FUND, THE TCW GALILEO EMERGING MARKETS EQUITIES FUND, THE TCW GALILEO EMERGING MARKETS INCOME FUND AND THE TCW GALILEO EUROPEAN EQUITIES FUND AT OCTOBER 31, 2000 WAS $12,532, $40,495, $105,317 AND $63,323, RESPECTIVELY.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

TCW GALILEO FUNDS, INC.
--------------------------------------------------------------------------------
INTERNATIONAL
STATEMENTS OF ASSETS AND LIABILITIES                            OCTOBER 31, 2000

                                      TCW GALILEO    TCW GALILEO    TCW GALILEO
                                     INTERNATIONAL    JAPANESE     LATIN AMERICA
                                     EQUITIES FUND  EQUITIES FUND  EQUITIES FUND
                                     -------------  -------------  -------------
                                             DOLLAR AMOUNTS IN THOUSANDS
                                             (EXCEPT PER SHARE AMOUNTS)
ASSETS
  Investments, at Value (1)           $   46,935     $   42,006      $  3,152
  Receivables for Securities Sold             --          1,059             4
  Receivables for Fund Shares Sold             3            500            --
  Interest and Dividends Receivable           10             99            10
  Foreign Tax Reclaim Receivable              --              6            --
  Deferred Organization Costs                  4              2            --
                                      ----------     ----------      --------
    Total Assets                          46,952         43,672         3,166
                                      ----------     ----------      --------
LIABILITIES
  Payables for Securities Purchased           --          1,325            13
  Payable Upon Return of Securities
    Loaned (Note 3)                           --          1,093            --
  Accrued Management Fees                     --             27             3
  Other Accrued Expenses                      43             54            35
                                      ----------     ----------      --------
    Total Liabilities                         43          2,499            51
                                      ----------     ----------      --------
NET ASSETS                            $   46,909     $   41,173      $  3,115
                                      ==========     ==========      ========
NET ASSETS CONSIST OF:
  Paid-in Capital                     $   12,276     $   28,516      $ 13,833
  Undistributed Net Realized Gain
    (Loss) on Investments and
    Foreign Currency                      13,850         13,847       (11,435)
  Unrealized Appreciation
    (Depreciation) on Investments
    and Foreign Currency                  11,791           (452)            9
  Undistributed Net Investment
    Income (Loss)                          8,992           (738)          708
                                      ----------     ----------      --------
NET ASSETS                            $   46,909     $   41,173      $  3,115
                                      ==========     ==========      ========
NET ASSETS ATTRIBUTABLE TO:
  Institutional Class Shares          $   46,909     $   41,173      $  3,115
                                      ==========     ==========      ========
CAPITAL SHARES OUTSTANDING:
  Institutional Class                  3,291,067      3,075,961       280,322
                                      ==========     ==========      ========
NET ASSET VALUE PER SHARE:
  Institutional Class                 $    14.25     $    13.39      $  11.11
                                      ==========     ==========      ========

(1) THE IDENTIFIED COST FOR THE TCW GALILEO INTERNATIONAL EQUITIES FUND, THE TCW GALILEO JAPANESE EQUITIES FUND AND THE TCW GALILEO LATIN AMERICA EQUITIES FUND AT OCTOBER 31, 2000 WAS $35,144, $42,458 AND $3,143,
     RESPECTIVELY.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                                          [ICON]

--------------------------------------------------------------------------------

STATEMENTS OF OPERATIONS                             YEAR ENDED OCTOBER 31, 2000

                                                TCW GALILEO   TCW GALILEO
                                 TCW GALILEO     EMERGING      EMERGING     TCW GALILEO
                                ASIA PACIFIC      MARKETS       MARKETS      EUROPEAN
                                EQUITIES FUND  EQUITIES FUND  INCOME FUND  EQUITIES FUND
                                -------------  -------------  -----------  -------------
                                              DOLLAR AMOUNTS IN THOUSANDS
INVESTMENT INCOME
INCOME:
  Dividends (1)                    $   182        $   740       $    --       $   597
  Interest (1)                          53            141        11,706           127
                                   -------        -------       -------       -------
    Total                              235            881        11,706           724
                                   -------        -------       -------       -------
EXPENSES:
  Management Fees                      190            570           782           528
  Accounting Service Fees               34             35            35            42
  Administration Fees                   23             23            27            27
  Transfer Agent Fees:
    Institutional Class                 39             38            43            49
    Advisory Class                      --             --            --            21
  Custodian Fees                        26             85            52            50
  Professional Fees                     25             30            32            33
  Directors' Fees & Expenses            11             11            11            11
  Registration Fees:
    Institutional Class                  2              4            17            20
    Advisory Class                      --             --            --            11
  Distributions Fees:
    Advisory Class (Note 6)             --             --            --             1
  Amortization of Deferred
    Organization Costs                  --             --            --             1
  Other                                 18             40            35            27
                                   -------        -------       -------       -------
  Total Expenses                       368            836         1,034           821
  Less Expenses Borne by
    Investment Advisor                  26             --            --            31(2)
                                   -------        -------       -------       -------
  Net Expenses                         342            836         1,034           790
                                   -------        -------       -------       -------
  Net Investment Income (Loss)        (107)            45        10,672           (66)
                                   -------        -------       -------       -------
NET REALIZED AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS
  AND FOREIGN CURRENCY
  TRANSACTIONS
  Net Realized Gain (Loss) on:
    Investments                      4,866          7,096         5,173        21,357
    Foreign Currency                   (11)          (120)          (18)         (145)
  Change in Unrealized
    Appreciation
    (Depreciation) on:
    Investments                     (3,650)        (8,751)       (2,487)       (9,432)
    Foreign Currency                    --              6           266            (3)
                                   -------        -------       -------       -------
  Net Realized and Unrealized
    Gain (Loss) on Investments
    and Foreign Currency
    Transactions                     1,205         (1,769)        2,934        11,777
                                   -------        -------       -------       -------
INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM
  OPERATIONS                       $ 1,098        $(1,724)      $13,606       $11,711
                                   =======        =======       =======       =======

(1) NET OF FOREIGN TAXES WITHHELD WAS $17, $55, $25 AND $72 FOR THE TCW GALILEO ASIA PACIFIC EQUITIES FUND, THE TCW GALILEO EMERGING MARKETS EQUITIES FUND, THE TCW GALILEO EMERGING MARKETS INCOME FUND AND THE TCW GALILEO EUROPEAN EQUITIES FUND, RESPECTIVELY.
(2)  RELATES TO ADVISORY CLASS.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

TCW GALILEO FUNDS, INC.
--------------------------------------------------------------------------------
INTERNATIONAL
STATEMENTS OF OPERATIONS                             YEAR ENDED OCTOBER 31, 2000

                                      TCW GALILEO    TCW GALILEO    TCW GALILEO
                                     INTERNATIONAL    JAPANESE     LATIN AMERICA
                                     EQUITIES FUND  EQUITIES FUND  EQUITIES FUND
                                     -------------  -------------  -------------
                                             DOLLAR AMOUNTS IN THOUSANDS
INVESTMENT INCOME
INCOME:
  Dividends (1)                         $ 7,315       $    223        $   49
  Interest                                   67             58             8
                                        -------       --------        ------
    Total                                 7,382            281            57
                                        -------       --------        ------
EXPENSES:
  Management Fees                            --            392            40
  Accounting Service Fees                    17             35            35
  Administration Fees                        24             23            24
  Transfer Agent Fees:
    Institutional Class                      39             34            35
  Custodian Fees                              1             53            22
  Professional Fees                          30             28            26
  Directors' Fees & Expenses                 11             11            11
  Registration Fees:
    Institutional Class                       1              2             2
  Amortization of Deferred
    Organization Costs                        1              1            --
  Other                                      24             27            22
                                        -------       --------        ------
  Total Expenses                            148            606           217
  Less Expenses Borne by Investment
    Advisor                                  --             --           146
                                        -------       --------        ------
  Net Expenses                              148            606            71
                                        -------       --------        ------
  Net Investment Income (Loss)            7,234           (325)          (14)
                                        -------       --------        ------
NET REALIZED AND UNREALIZED GAIN ON
  INVESTMENTS AND FOREIGN CURRENCY
  TRANSACTIONS
  Net Realized Gain (Loss) on:
    Investments                          15,995         13,164           949
    Foreign Currency                         (2)           (71)            1
  Change in Unrealized Appreciation
    (Depreciation) on:
    Investments                          (9,871)       (10,057)          272
    Foreign Currency                         --            (21)           16
                                        -------       --------        ------
  Net Realized and Unrealized Gain
    on Investments and Foreign
    Currency Transactions                 6,122          3,015         1,238
                                        -------       --------        ------
INCREASE IN NET ASSETS RESULTING
  FROM OPERATIONS                       $13,356       $  2,690        $1,224
                                        =======       ========        ======

(1) NET OF FOREIGN TAXES WITHHELD WAS $1, $40 AND $8 FOR THE TCW GALILEO INTERNATIONAL EQUITIES FUND, THE TCW GALILEO JAPANESE EQUITIES FUND AND THE TCW GALILEO LATIN AMERICA EQUITIES FUND, RESPECTIVELY.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                                          [ICON]

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STATEMENTS OF CHANGES IN NET ASSETS

                                                     TCW GALILEO
                                TCW GALILEO ASIA       EMERGING
                                PACIFIC EQUITIES       MARKETS
                                      FUND          EQUITIES FUND
                                -----------------  ----------------
                                   YEAR ENDED         YEAR ENDED
                                   OCTOBER 31,       OCTOBER 31,
                                -----------------  ----------------
                                  2000     1999     2000     1999
                                --------  -------  -------  -------
                                    DOLLAR AMOUNTS IN THOUSANDS
OPERATIONS
  Net Investment Income (Loss)  $   (107) $   (49) $    45  $   (51)
  Net Realized Gain on
    Investments and Foreign
    Currency Transactions          4,855    2,712    6,976    1,220
  Change in Unrealized
    Appreciation
    (Depreciation) on
    Investments and Foreign
    Currency Transactions         (3,650)   3,653   (8,745)   5,882
                                --------  -------  -------  -------
  Increase (Decrease) in Net
    Assets Resulting from
    Operations                     1,098    6,316   (1,724)   7,051
                                --------  -------  -------  -------
NET CAPITAL SHARE TRANSACTIONS
  (NOTE 8)
  Institutional Class            (10,310)   7,272   10,539      777
                                --------  -------  -------  -------
  Increase (Decrease) in Net
    Assets                        (9,212)  13,588    8,815    7,828
NET ASSETS
  Beginning of Year               22,070    8,482   26,591   18,763
                                --------  -------  -------  -------
  End of Year                   $ 12,858  $22,070  $35,406  $26,591
                                ========  =======  =======  =======

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

41
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TCW GALILEO FUNDS, INC.
--------------------------------------------------------------------------------
INTERNATIONAL
STATEMENTS OF CHANGES IN NET ASSETS

                                   TCW GALILEO        TCW GALILEO
                                EMERGING MARKETS       EUROPEAN
                                   INCOME FUND       EQUITIES FUND
                                -----------------  -----------------
                                   YEAR ENDED         YEAR ENDED
                                   OCTOBER 31,        OCTOBER 31,
                                -----------------  -----------------
                                  2000     1999      2000     1999
                                --------  -------  --------  -------
                                    DOLLAR AMOUNTS IN THOUSANDS
OPERATIONS
  Net Investment Income (Loss)  $ 10,672  $ 7,029  $    (66) $   460
  Net Realized Gain on
    Investments and Foreign
    Currency Transactions          5,155    2,047    21,212    4,966
  Change in Unrealized
    Appreciation
    (Depreciation) on
    Investments and Foreign
    Currency Transactions         (2,221)   6,990    (9,435)   5,763
                                --------  -------  --------  -------
  Increase in Net Assets
    Resulting from Operations     13,606   16,066    11,711   11,189
                                --------  -------  --------  -------
DISTRIBUTIONS TO SHAREHOLDERS
  Distributions from Net
    Investment Income:
    Institutional Class          (10,533)  (6,940)     (365)    (145)
  Distributions from Net
    Realized Gain:
    Institutional Class               --       --    (4,010)  (1,652)
    Advisory Class                    --       --        (6)      --
                                --------  -------  --------  -------
  Total Distributions to
    Shareholders                 (10,533)  (6,940)   (4,381)  (1,797)
                                --------  -------  --------  -------
NET CAPITAL SHARE TRANSACTIONS
  (NOTE 8)
  Institutional Class             26,775   41,897   (37,800)  22,111
  Advisory Class                      --       --       103      141
                                --------  -------  --------  -------
  Increase (Decrease) in Net
    Assets Resulting from Net
    Capital Share Transactions    26,775   41,897   (37,697)  22,252
                                --------  -------  --------  -------
  Increase (Decrease) in Net
    Assets                        29,848   51,023   (30,367)  31,644
NET ASSETS
  Beginning of Year               81,113   30,090    95,638   63,994
                                --------  -------  --------  -------
  End of Year                   $110,961  $81,113  $ 65,271  $95,638
                                ========  =======  ========  =======

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                                          [ICON]

--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS

                                   TCW GALILEO         TCW GALILEO
                                  INTERNATIONAL         JAPANESE
                                  EQUITIES FUND       EQUITIES FUND
                                ------------------  -----------------
                                    YEAR ENDED         YEAR ENDED
                                   OCTOBER 31,         OCTOBER 31,
                                ------------------  -----------------
                                  2000      1999      2000     1999
                                --------  --------  --------  -------
                                     DOLLAR AMOUNTS IN THOUSANDS
OPERATIONS
  Net Investment Income (Loss)  $  7,234  $  1,558  $   (325) $   (86)
  Net Realized Gain on
    Investments and Foreign
    Currency Transactions         15,993     3,141    13,093   16,487
  Change in Unrealized
    Appreciation
    (Depreciation) on
    Investments and Foreign
    Currency Transactions         (9,871)   17,357   (10,078)  10,743
                                --------  --------  --------  -------
  Increase in Net Assets
    Resulting from Operations     13,356    22,056     2,690   27,144
                                --------  --------  --------  -------
DISTRIBUTIONS TO SHAREHOLDERS
  Distributions from Net
    Investment Income:
    Institutional Class               --      (146)     (195)      (6)
  Distributions from Net
    Realized Gain:
    Institutional Class           (4,533)       --   (10,225)      --
                                --------  --------  --------  -------
  Total Distributions to
    Shareholders                  (4,533)     (146)  (10,420)      (6)
                                --------  --------  --------  -------
NET CAPITAL SHARE TRANSACTIONS
  (NOTE 8)
  Institutional Class            (74,250)   15,573   (28,072)  21,189
                                --------  --------  --------  -------
  Increase (Decrease) in Net
    Assets                       (65,427)   37,483   (35,802)  48,327
NET ASSETS
  Beginning of Year              112,336    74,853    76,975   28,648
                                --------  --------  --------  -------
  End of Year                   $ 46,909  $112,336  $ 41,173  $76,975
                                ========  ========  ========  =======

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

TCW GALILEO FUNDS, INC.
--------------------------------------------------------------------------------
INTERNATIONAL
STATEMENTS OF CHANGES IN NET ASSETS

                                             TCW GALILEO
                                            LATIN AMERICA
                                            EQUITIES FUND
                                          ------------------
                                              YEAR ENDED
                                             OCTOBER 31,
                                          ------------------
                                            2000      1999
                                          --------  --------
                                          DOLLAR AMOUNTS IN
                                              THOUSANDS
OPERATIONS
  Net Investment Income (Loss)            $   (14)  $    74
  Net Realized Gain (Loss) on
    Investments and Foreign Currency
    Transactions                              950    (1,899)
  Change in Unrealized Appreciation on
    Investments and Foreign Currency
    Transactions                              288       484
                                          -------   -------
  Increase (Decrease) in Net Assets
    Resulting from Operations               1,224    (1,341)
                                          -------   -------
NET CAPITAL SHARE TRANSACTIONS (NOTE 8)
  Institutional Class                      (6,048)   (2,516)
                                          -------   -------
  (Decrease) in Net Assets                 (4,824)   (3,857)
NET ASSETS
  Beginning of Year                         7,939    11,796
                                          -------   -------
  End of Year                             $ 3,115   $ 7,939
                                          =======   =======

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

44
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                                                                          [ICON]

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NOTES TO FINANCIAL STATEMENTS                                   OCTOBER 31, 2000

NOTE 1 -- ORGANIZATION

TCW Galileo Funds, Inc., a Maryland corporation (the "Company"), is an open-end management investment company registered under the Investment Company Act of 1940, (the "1940 Act"), as amended, that currently offers a selection of 21 no-load mutual funds known as the TCW Galileo Funds (the "Funds"). TCW Investment Management Company (the "Advisor") is the investment advisor to the Funds. TCW London International, Limited is a sub-advisor for the TCW Galileo Asia Pacific Equities Fund, the TCW Galileo Emerging Markets Equities Fund, the TCW Galileo European Equities Fund, the TCW Galileo International Equities Fund, and the TCW Galileo Japanese Equities Fund. The advisors are registered under the Investment Advisors Act of 1940. Each Fund has distinct investment objectives and policies. Investors Bank & Trust Company serves as the administrator of the Funds.

The Funds' financial statements are separated into three reports: 1) U.S. Equities Funds, 2) U.S. Fixed Income Funds, and 3) International Funds. However, all Funds are listed below along with their investment objectives, and are currently offered by the Company.

U.S. EQUITIES

TCW GALILEO FUND                                                   INVESTMENT OBJECTIVE
----------------                                    --------------------------------------------------
CONVERTIBLE SECURITIES FUND
TCW Galileo Convertible Securities Fund             Seeks high total return from current income and
                                                    capital appreciation through investment principal-
                                                    ly in convertible securities.
NON-DIVERSIFIED U.S. EQUITY FUNDS
TCW Galileo Aggressive Growth Equities Fund         Seeks long-term capital appreciation by investing
                                                    primarily in publicly traded equity securities of
                                                    medium capitalization companies.
TCW Galileo Earnings Momentum Fund                  Seeks capital appreciation by investing primarily
                                                    in publicly traded equity securities of companies
                                                    experiencing or expected to experience accelerat-
                                                    ing earnings growth.
TCW Galileo Large Cap Growth Fund                   Seeks long-term capital appreciation by investing
                                                    primarily in publicly traded equity securities of
                                                    large capitalization U.S. companies with above av-
                                                    erage earnings prospects.
TCW Galileo Large Cap Value Fund                    Seeks long-term capital appreciation by investing
                                                    primarily in publicly traded equity securities of
                                                    large capitalization companies.
TCW Galileo Select Equities Fund                    Emphasizes capital appreciation and preservation
                                                    with focus on long-term results.
TCW Galileo Small Cap Growth Fund                   Seeks long-term capital appreciation by investing
                                                    primarily in publicly traded equity securities of
                                                    smaller capitalization growth companies.

TCW GALILEO FUNDS, INC.
--------------------------------------------------------------------------------
INTERNATIONAL
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 1 -- ORGANIZATION (CONTINUED)

TCW GALILEO FUND                                                   INVESTMENT OBJECTIVE
----------------                                    --------------------------------------------------
NON-DIVERSIFIED U.S. EQUITY FUNDS
TCW Galileo Small Cap Value Fund                    Seeks long-term capital appreciation by investing
                                                    primarily in publicly traded equity securities of
                                                    smaller capitalization value companies.
TCW Galileo Value Opportunities Fund                Seeks capital appreciation by investing at least
                                                    65% of its total assets, under normal circum-
                                                    stances, in publicly traded equity securities
                                                    issued by small and medium companies with market
                                                    capitalization at the time of purchase between
                                                    $500 million and $5 billion.

U.S. FIXED INCOME

TCW GALILEO FUND                                    INVESTMENT OBJECTIVE
----------------                                    --------------------
DIVERSIFIED MONEY MARKET FUND
TCW Galileo Money Market Fund                       Seeks current income, preservation of capital and
                                                    liquidity by investing in short-term money market
                                                    securities.
DIVERSIFIED FIXED INCOME FUNDS
TCW Galileo Core Fixed Income Fund                  Seeks capital appreciation and income by invest-
                                                    ing principally in core fixed income securities
                                                    emphasizing high quality and liquid investments.
TCW Galileo High Yield Bond Fund                    Seeks high current income by investing principally
                                                    in high yield fixed income securities.
TCW Galileo Mortgage-Backed Securities Fund         Seeks income by investing primarily in short-term
                                                    mortgage-backed securities.
TCW Galileo Total Return Mortgage-Backed            Seeks income by investing primarily in long-term
  Securities Fund                                   mortgage-backed securities.

INTERNATIONAL

TCW GALILEO FUND                                    INVESTMENT OBJECTIVE
----------------                                    --------------------
NON-DIVERSIFIED INTERNATIONAL EQUITY FUNDS
TCW Galileo Asia Pacific Equities Fund              Seeks long-term capital appreciation by investing
                                                    primarily in equity securities of companies in the
                                                    Asia Pacific region.
TCW Galileo Emerging Markets Equities Fund          Seeks long-term capital appreciation by investing
                                                    in equity securities of companies in emerging mar-
                                                    ket countries around the world.
TCW Galileo European Equities Fund                  Seeks long-term capital appreciation by investing
                                                    primarily in the securities of issuers located in
                                                    Europe.
TCW Galileo International Equities Fund             Seeks long-term capital appreciation by investing
                                                    in a mix of underlying TCW Galileo Funds.

                                                                          [ICON]

--------------------------------------------------------------------------------

                                                                OCTOBER 31, 2000

INTERNATIONAL (CONTINUED)

TCW GALILEO FUND                                    INVESTMENT OBJECTIVE
----------------                                    --------------------
NON-DIVERSIFIED INTERNATIONAL EQUITY FUNDS
TCW Galileo Japanese Equities Fund                  Seeks long-term capital appreciation by investing
                                                    primarily in Japanese equity securities.
TCW Galileo Latin America Equities Fund             Seeks long-term capital appreciation by investing
                                                    primarily in Latin American equity securities.
NON-DIVERSIFIED FIXED INCOME FUND
TCW Galileo Emerging Markets Income Fund            Seeks high total return from capital appreciation
                                                    and current income by investing at least 65% of
                                                    its total assets in debt securities issued or
                                                    guaranteed by companies, financial institutions,
                                                    and government entities in emerging market
                                                    countries.

The TCW Galileo Small Cap Value Fund commenced operations on June 14, 2000 as a new TCW Galileo Fund. Currently, it is not being offered to the general public.

Nine funds (TCW Galileo Aggressive Growth Equities Fund, TCW Galileo Large Cap Growth Fund, TCW Galileo Large Cap Value Fund, TCW Galileo Select Equities Fund, TCW Galileo Small Cap Growth Fund, TCW Galileo Core Fixed Income Fund, TCW Galileo High Yield Bond Fund, TCW Galileo Total Return Mortgage-Backed Securities Fund and TCW Galileo European Equities Fund) offer two classes of shares, Institutional Class shares and Advisory Class shares. Shares of each class of the Funds represent an equal pro rata interest in the Funds and generally give the shareholder the same voting, dividend, liquidation, and other rights. The Institutional Class shares are offered at the current net asset value. The Advisory Class shares are also offered at the current net asset value, but are subject to fees imposed under a distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act.

Effective November 1, 2000, the TCW Galileo Value Opportunities Fund began offering Advisory Class shares. Also, the TCW Galileo Technology Fund commenced operations on November 1, 2000 offering Advisory Class shares.

NOTE 2 -- SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies which are in conformity with accounting principles generally accepted in the United States of America and which are consistently followed by the Funds in the preparation of their financial statements.

PRINCIPLES OF ACCOUNTING: The Funds use the accrual method of accounting for financial reporting purposes.

SECURITY VALUATIONS: Equity fund securities listed or traded on the New York, American or other stock exchanges are valued at the latest sale price on that exchange (if there were no sales that day, the security is valued at the latest bid price). All other securities for which over-the-counter market quotations are readily available, are valued at the latest bid price prior to the time of valuation.
47

TCW GALILEO FUNDS, INC.
--------------------------------------------------------------------------------
INTERNATIONAL
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 2 -- SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

Securities for which market quotations are not readily available, including circumstances under which it is determined by the Advisor that sale or bid prices are not reflective of a security's market value, are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Company's Board of Directors.

Short-term debt securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost. Other short-term debt securities are valued on a marked-to-market basis until such time as they reach a remaining maturity of 60 days, whereupon they will be valued at amortized value using their value of the 61st day prior to maturity.

SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME: Security transactions are recorded as of the trade date. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Realized gains and losses on investments are recorded on the basis of specific identification. The TCW Galileo Emerging Markets Income Fund recognizes as interest income discounts on securities purchased using a constant yield to maturity method. Premiums on securities purchased are not amortized.

FOREIGN CURRENCY TRANSLATION: The books and records of each Fund are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities, and other assets and liabilities stated in foreign currencies, are translated using the daily spot rate; and (2) purchases, sales, income and expenses are translated at the rate of exchange prevailing on the respective dates of such transactions. The resultant exchange gains and losses are included in the Statements of Operations with the related net realized gain (loss). Pursuant to U.S. federal income tax regulations, certain foreign exchange gains and losses included in realized and unrealized gains and losses are included in, or are a reduction of, ordinary income for federal income tax purposes. It is not practicable to separately identify that portion of gains and losses of the Funds that arise as a result of changes in the exchange rates from the fluctuations that arise from changes in market prices of investments during the year.

FORWARD FOREIGN CURRENCY CONTRACTS: Certain Funds may enter into forward foreign currency contracts as a hedge against fluctuations in foreign exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss. When the contract is closed or delivery is taken, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of the foreign currency relative to the U.S. dollar (see Note 10).

REPURCHASE AGREEMENTS: The Funds may invest in repurchase agreements secured by U.S. Government obligations and by other securities. Securities pledged as collateral for repurchase agreements are held by the Funds' custodian bank until maturity of the repurchase agreements. Provisions of the agreements ensure that the market value of the collateral is sufficient in the event of default; however, in the event of default or bankruptcy by the other party to the agreements, realization and/or retention of the collateral may be subject to legal proceedings.

SECURITY LENDING: The Funds may lend their securities to qualified brokers. The loans are collateralized at all times with cash or securities with a market value at least equal to the market

                                                                          [ICON]

--------------------------------------------------------------------------------

                                                                OCTOBER 31, 2000

value of the securities on loan. As with any extensions of credit, the Funds may bear the risk of delay in recovery or even loss of rights in the collateral if the borrowers of the securities fail financially. The Funds receive compensation for lending their securities (see Note 3).

OPTIONS: Premiums received from call options written are recorded as a liability. The amount of the liability is subsequently adjusted to reflect the current market value of the option written. If the option expires unexercised, premiums received are realized as a gain at expiration date. If the position is closed prior to expiration, a gain or loss is realized based on premiums received, less the cost to close the option. When an option is exercised, premiums received are added to the proceeds from the sale of the underlying securities and a gain or loss is realized. Call options purchased are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of call options is increased by premiums paid. There were no option contracts entered into during the year ended October 31, 2000.

DEFERRED ORGANIZATION COSTS: Organization costs of $10,000 per Fund for the TCW Galileo Asia Pacific Equities Fund and the TCW Galileo Emerging Markets Equities Fund and $50,000 for the TCW Galileo Latin America Equities Fund have been completely amortized. Organizational costs of approximately $7,000, $9,000 and $7,000 for the TCW Galileo European Equities Fund, TCW Galileo International Equities Fund and the TCW Galileo Japanese Equities Fund, respectively, have been deferred and are also being amortized on a straight line basis over a five-year period from the commencement of operations. Organizational costs for the TCW Galileo Emerging Markets Income Fund were de minimus, and therefore, were not deferred. Those costs were expensed as incurred.

Upon formation of the Funds, the Company sold and issued to the Advisor 10,008 shares of common stock (one share each of the TCW Galileo Asia Pacific Equities Fund, the TCW Galileo Emerging Markets Equities Fund, the TCW Galileo European Equities Fund, the TCW Galileo International Equities Fund, and the TCW Galileo Japanese Equities Fund, and 2,000 shares of the TCW Galileo Latin America Equities Fund, collectively the "Initial Shares"). In the event the Advisor redeems any of its Initial Shares from one or more of the Funds prior to the end of the five-year period, the proceeds of the redemption payable in respect of such shares will be reduced by any unamortized organization costs in the same ratio as the number of Initial Shares being redeemed bears to the number of Initial Shares outstanding at the time of the redemption.

ALLOCATION OF OPERATING ACTIVITY: Investment income, common expenses and realized gains and losses are allocated among the classes of shares of the Fund based on the relative net assets of each class. Distribution fees, which are directly attributable to a class of shares are charged to that class operations (see Note 6). All other expenses are charged to each Fund as incurred on a specific identification basis.

NET ASSET VALUE: The Net Asset Value of each Fund's shares is determined by dividing the net assets of the Fund by the number of issued and outstanding shares on each business day as of 1:00 P.M. Pacific Standard/Daylight Time.

DIVIDENDS AND DISTRIBUTIONS: The TCW Galileo Emerging Markets Income Fund declares and pays, or reinvests, dividends from net investment income monthly. All other Funds declare and pay, or reinvest, dividends from net investment income annually. Any net long-term and net short-term capital gains earned by a Fund will be distributed at least annually.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for foreign currency transactions, market discount, losses deferred to wash sales, excise tax regulations and employing equalization in determining amounts to be

TCW GALILEO FUNDS, INC.
--------------------------------------------------------------------------------
INTERNATIONAL
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 2 -- SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

distributed to Fund shareholders. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid-in capital and may impact net investment income per share. Undistributed net investment income may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year. Distributions from net investment income of $0.05 from the TCW Galileo Japanese Equities Fund for the year ended October 31, 2000 were from gains of foreign currency transactions. These gains are considered income, not capital gain under the regulations.

USE OF ESTIMATES The preparation of the accompanying financial statements requires management to make estimates and assumptions that affect the reported amount of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.

NOTE 3 -- SECURITY LENDING

The Funds listed below loaned securities that were collateralized in cash which was invested in short-term investments as of October 31, 2000:

                                       MARKET VALUE                           SECURITIES
                                         OF LOANED                              LENDING
                                        SECURITIES      COLLATERAL VALUE        INCOME*
                                       -------------    ----------------    ---------------
TCW Galileo Asia Pacific Equities
  Fund                                 $         185    $           252     $        23,866
TCW Galileo European Equities Fund         2,325,331          2,401,799              15,656
TCW Galileo Japanese Equities Fund         1,025,044          1,092,750              18,142

  *  NET OF BROKER FEES

Securities lending income is included in interest income in the Statements of Operations.

NOTE 4 -- FEDERAL INCOME TAXES

It is the policy of each Fund to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net taxable income, including any net realized gains on investments, to its shareholders. Therefore, no federal income tax provision is required. At October 31, 2000 net unrealized appreciation (depreciation) on investments for federal income tax purposes was as follows (amounts in thousands):

                                                TCW GALILEO   TCW GALILEO
                                 TCW GALILEO     EMERGING      EMERGING     TCW GALILEO
                                ASIA PACIFIC      MARKETS       MARKETS      EUROPEAN
                                EQUITIES FUND  EQUITIES FUND  INCOME FUND  EQUITIES FUND
                                -------------  -------------  -----------  -------------
Unrealized Appreciation            $ 1,462        $ 1,959      $  4,600       $ 7,174
Unrealized (Depreciation)           (1,032)        (6,787)       (4,305)       (3,773)
                                   -------        -------      --------       -------
Net Unrealized Appreciation
  (Depreciation)                   $   430        $(4,828)     $    295       $ 3,401
                                   =======        =======      ========       =======
Cost of Investments for
  Federal Income Tax Purposes      $12,532        $40,512      $105,595       $63,549
                                   =======        =======      ========       =======

50
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                                                                OCTOBER 31, 2000

                                 TCW GALILEO    TCW GALILEO    TCW GALILEO
                                INTERNATIONAL    JAPANESE     LATIN AMERICA
                                EQUITIES FUND  EQUITIES FUND  EQUITIES FUND
                                -------------  -------------  -------------
Unrealized Appreciation            $12,198        $ 3,578        $    357
Unrealized (Depreciation)             (659)        (5,382)           (403)
                                   -------        -------        --------
Net Unrealized Appreciation
  (Depreciation)                   $11,539        $(1,804)       $    (46)
                                   =======        =======        ========
Cost of Investments for
  Federal Income Tax Purposes      $35,396        $43,810        $  3,198
                                   =======        =======        ========

At October 31, 2000 the following Funds had net realized loss carryforwards for federal income tax purposes (amounts in thousands):

                                        EXPIRING IN
                                ----------------------------
                                 2003    2004    2006   2007
                                ------  ------  ------  ----
TCW Galileo Emerging Markets
  Equities Fund                 $   --  $   --  $3,399  $ --
TCW Galileo Latin America
  Equities Fund                  5,698   3,423      --  1,259

NOTE 5 -- FUND EXPENSES

The Funds pay to the Advisor, as compensation for services rendered, facilities furnished and expenses borne by it, the following annual management fees as a percentage of daily net asset value:

TCW Galileo Asia Pacific Equities Fund               1.00%
TCW Galileo Emerging Markets Equities Fund           1.00%
TCW Galileo Emerging Markets Income Fund             0.75%
TCW Galileo European Equities Fund                   0.75%
TCW Galileo International Equities Fund              0.00%
TCW Galileo Japanese Equities Fund                   0.75%
TCW Galileo Latin America Equities Fund              1.00%

The ordinary operating expenses for the following Funds (each share class) are limited to the average of the total expense ratios as reported by Lipper Analytical Services, Inc. for each Fund's respective investment objective, which is subject to change on a monthly basis. At October 31, 2000, the expense ratios reported by Lipper Analytical Services, Inc. as they relate to the investment objective applicable to each Fund were:

TCW Galileo Asia Pacific Equities Fund               2.21%
TCW Galileo Emerging Markets Equities Fund           2.26%
TCW Galileo Emerging Markets Income Fund             1.50%
TCW Galileo European Equities Fund                   1.82%
TCW Galileo International Equities Fund              1.69%
TCW Galileo Japanese Equities Fund                   1.93%
TCW Galileo Latin America Equities Fund              2.24%

Certain officers and/or directors of the Company are officers and/or directors of the Advisor.

TCW GALILEO FUNDS, INC.
--------------------------------------------------------------------------------
INTERNATIONAL
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 6 -- DISTRIBUTION PLAN

The Company has a distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Advisory Class shares of each Fund. Under the terms of the Distribution Plan, each Fund compensates the Distributor at a rate equal to 0.25% of the average daily net assets of the Fund attributable to its Advisory Class shares for distribution and related services.

NOTE 7 -- PURCHASES AND SALES OF SECURITIES

Investment transactions (excluding short-term investments) for the year ended October 31, 2000 were as follows (amounts in thousands):

                                 TCW GALILEO     TCW GALILEO       TCW GALILEO      TCW GALILEO
                                ASIA PACIFIC   EMERGING MARKETS  EMERGING MARKETS    EUROPEAN
                                EQUITIES FUND   EQUITIES FUND      INCOME FUND     EQUITIES FUND
                                -------------  ----------------  ----------------  -------------
Purchases at Cost                  $14,613         $ 43,935          $130,369        $ 67,133
                                   =======         ========          ========        ========
Sales Proceeds                     $24,809         $ 48,177          $107,285        $109,344
                                   =======         ========          ========        ========

                                 TCW GALILEO     TCW GALILEO       TCW GALILEO
                                INTERNATIONAL      JAPANESE       LATIN AMERICA
                                EQUITIES FUND   EQUITIES FUND     EQUITIES FUND
                                -------------  ----------------  ----------------
Purchases at Cost                  $21,966         $ 88,393          $  2,402
                                   =======         ========          ========
Sales Proceeds                     $94,890         $129,681          $  8,364
                                   =======         ========          ========

There were no purchases or sales of U.S. Government Securities for the year ended October 31, 2000.

NOTE 8 -- CAPITAL SHARE TRANSACTIONS

The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value). Transactions in each Fund's shares were as follows:

TCW GALILEO ASIA PACIFIC EQUITIES FUND
                                                YEAR ENDED                   YEAR ENDED
                                             OCTOBER 31, 2000             OCTOBER 31, 1999
                                        --------------------------  -----------------------------
                                                        AMOUNT                         AMOUNT
                                          SHARES    (IN THOUSANDS)     SHARES      (IN THOUSANDS)
                                        ----------  --------------  -------------  --------------
Shares Sold                                344,125    $   3,603       1,521,390       $ 11,280
Shares Issued upon Reinvestment of
  Dividends                                     --            5              --             --
Shares Redeemed                         (1,403,946)     (13,918)       (550,972)        (4,008)
                                        ----------    ---------      ----------       --------
Net Increase (Decrease)                 (1,059,821)   $ (10,310)        970,418       $  7,272
                                        ==========    =========      ==========       ========

TCW GALILEO EMERGING MARKETS EQUITIES
FUND                                          YEAR ENDED                   YEAR ENDED
                                           OCTOBER 31, 2000             OCTOBER 31, 1999
                                        --------------------------  -----------------------------
                                                      AMOUNT                         AMOUNT
                                        SHARES      (IN THOUSANDS)   SHARES        (IN THOUSANDS)
                                        ----------  --------------  -------------  --------------
Shares Sold                              4,335,428    $  40,556       2,061,671       $ 14,832
Shares Redeemed                         (3,061,062)     (30,017)     (2,052,759)       (14,055)
                                        ----------    ---------      ----------       --------
Net Increase                             1,274,366    $  10,539           8,912       $    777
                                        ==========    =========      ==========       ========

                                                                          [ICON]

--------------------------------------------------------------------------------

                                                                OCTOBER 31, 2000

TCW GALILEO EMERGING MARKETS INCOME
FUND                                          YEAR ENDED                   YEAR ENDED
                                           OCTOBER 31, 2000             OCTOBER 31, 1999
                                        --------------------------  -----------------------------
                                                      AMOUNT                         AMOUNT
                                        SHARES      (IN THOUSANDS)   SHARES        (IN THOUSANDS)
                                        ----------  --------------  -------------  --------------
Shares Sold                              5,824,085    $  48,472       7,899,551       $ 56,896
Shares Issued upon Reinvestment of
  Dividends                              1,033,847        8,567         727,798          5,319
Shares Redeemed                         (3,583,893)     (30,264)     (2,849,086)       (20,318)
                                        ----------    ---------      ----------       --------
Net Increase                             3,274,039    $  26,775       5,778,263       $ 41,897
                                        ==========    =========      ==========       ========

TCW GALILEO EUROPEAN EQUITIES FUND
INSTITUTIONAL CLASS                           YEAR ENDED                   YEAR ENDED
                                           OCTOBER 31, 2000             OCTOBER 31, 1999
                                        --------------------------  -----------------------------
                                                      AMOUNT                         AMOUNT
                                        SHARES      (IN THOUSANDS)   SHARES        (IN THOUSANDS)
                                        ----------  --------------  -------------  --------------
Shares Sold                              4,648,648    $  73,476       3,553,003       $ 44,073
Shares Issued upon Reinvestment of
  Dividends                                306,031        4,354         150,626          1,791
Shares Redeemed                         (7,573,232)    (115,630)     (1,888,163)       (23,753)
                                        ----------    ---------      ----------       --------
Net Increase (Decrease)                 (2,618,553)   $ (37,800)      1,815,466       $ 22,111
                                        ==========    =========      ==========       ========

TCW GALILEO EUROPEAN EQUITIES FUND
ADVISORY CLASS                                YEAR ENDED                  PERIOD ENDED
                                           OCTOBER 31, 2000           OCTOBER 31, 1999 (1)
                                        --------------------------  -----------------------------
                                                      AMOUNT                         AMOUNT
                                        SHARES      (IN THOUSANDS)   SHARES        (IN THOUSANDS)
                                        ----------  --------------  -------------  --------------
Shares Sold                                 22,574    $     362          69,388       $    861
Shares Issued upon Reinvestment of
  Dividends                                    474            7              --             --
Shares Redeemed                            (18,812)        (266)        (58,049)          (720)
                                        ----------    ---------      ----------       --------
Net Increase                                 4,236    $     103          11,339       $    141
                                        ==========    =========      ==========       ========

(1) FOR THE PERIOD MARCH 1, 1999 (COMMENCEMENT OF OFFERING OF ADVISORY CLASS SHARES) THROUGH OCTOBER 31, 1999.

TCW GALILEO INTERNATIONAL EQUITIES FUND
                                                 YEAR ENDED                   YEAR ENDED
                                              OCTOBER 31, 2000             OCTOBER 31, 1999
                                         --------------------------  -----------------------------
                                                         AMOUNT                         AMOUNT
                                           SHARES    (IN THOUSANDS)     SHARES      (IN THOUSANDS)
                                         ----------  --------------  -------------  --------------
Shares Sold                               1,254,687    $  20,066       2,694,927       $ 32,950
Shares Issued upon Reinvestment of
  Dividends                                 306,555        4,503           3,535             40
Shares Redeemed                          (6,484,929)     (98,819)     (1,444,569)       (17,417)
                                         ----------    ---------      ----------       --------
Net Increase (Decrease)                  (4,923,687)   $ (74,250)      1,253,893       $ 15,573
                                         ==========    =========      ==========       ========

TCW GALILEO FUNDS, INC.
--------------------------------------------------------------------------------
INTERNATIONAL
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 8 -- CAPITAL SHARE TRANSACTIONS (CONTINUED)

TCW GALILEO JAPANESE EQUITIES FUND
                                              YEAR ENDED                    YEAR ENDED
                                           OCTOBER 31, 2000              OCTOBER 31, 1999
                                         --------------------------  -----------------------------
                                                      AMOUNT                         AMOUNT
                                         SHARES      (IN THOUSANDS)   SHARES        (IN THOUSANDS)
                                         ----------  --------------  -------------  --------------
Shares Sold                               2,063,831    $  31,954       2,769,489       $ 34,755
Shares Issued upon Reinvestment of
  Dividends                                 556,315        7,910             192              3
Shares Redeemed                          (4,580,910)     (67,936)     (1,130,500)       (13,569)
                                         ----------    ---------      ----------       --------
Net Increase (Decrease)                  (1,960,764)   $ (28,072)      1,639,181       $ 21,189
                                         ==========    =========      ==========       ========

TCW GALILEO LATIN AMERICA EQUITIES FUND
                                              YEAR ENDED                    YEAR ENDED
                                           OCTOBER 31, 2000              OCTOBER 31, 1999
                                         --------------------------  -----------------------------
                                                      AMOUNT                         AMOUNT
                                         SHARES      (IN THOUSANDS)   SHARES        (IN THOUSANDS)
                                         ----------  --------------  -------------  --------------
Shares Sold                                  92,291    $   1,298         740,603       $  7,251
Shares Redeemed                            (659,042)      (7,346)     (1,269,710)        (9,767)
                                         ----------    ---------      ----------       --------
Net (Decrease)                             (566,751)   $  (6,048)       (529,107)      $ (2,516)
                                         ==========    =========      ==========       ========

NOTE 9 -- RESTRICTED SECURITIES

The following restricted securities held by the Funds as of October 31, 2000 were valued both at the date of acquisition and October 31, 2000 in accordance with the security valuation policy of the Funds described in Note 2. The restricted securities include securities purchased in private placement transactions without registration under the Securities Act of 1933, as well as Rule 144A securities. Such securities generally may be sold only in a privately negotiated transaction with a limited number of purchasers or in a public offering registered under the Securities Act of 1933. Each Fund will bear any costs incurred in connection with the disposition of such securities.

TCW GALILEO ASIA PACIFIC EQUITIES FUND:

 NUMBER OF                                          DATE OF
  SHARES     INVESTMENT                           ACQUISITION     COST
-----------  -----------------------------------  -----------  ----------
        287  Asustek Computer, Incorporated         02/10/99   $    1,083
             (144A) (GDR) (Taiwan)
    253,723  Taiwan Semiconductor Manufacturing     01/02/00      860,218
             Company, Limited (Local Shares),
             (144A) (Taiwan)

The total value of restricted securities is $770,191, which represents 6.0% of net assets of the Fund at October 31, 2000.

TCW GALILEO EMERGING MARKETS EQUITIES FUND:

 NUMBER OF                                          DATE OF
  SHARES     INVESTMENT                           ACQUISITION     COST
-----------  -----------------------------------  -----------  ----------
        266  Asustek Computer, Incorporated         11/10/98   $      983
             (144A) (GDR) (Taiwan)
    674,061  Taiwan Semiconductor Manufacturing     11/30/99    2,471,804
             Company, Limited (Local Shares),
             (144A) (Taiwan)
     15,965  Telekomunikacja Polska, S.A. (144A)    11/09/98       70,885
             (GDR) (Poland)

                                                                          [ICON]

--------------------------------------------------------------------------------

                                                                OCTOBER 31, 2000

The total value of restricted securities is $2,123,657, which represents 6.0% of net assets of the Fund at October 31, 2000.

TCW GALILEO EMERGING MARKETS INCOME FUND:

 PRINCIPAL                                          DATE OF
  AMOUNT     INVESTMENT                           ACQUISITION     COST
-----------  -----------------------------------  -----------  ----------
$ 1,030,000  Ce Casecnan Water & Energy, Series     10/30/98   $  903,030
             A, 11.45%, due 11/15/05
             (Philippines)
$   100,000  Hanvit Bank, (144A), 11.75%, due       06/02/00   $   98,567
             03/01/10 (South Korea)
  1,320,000  Republic of Trinidad & Tobago,         06/22/00    1,280,057
             (144A), 9.75%, due 07/01/20
             (Trinidad & Tobago)
    820,000  Russian Federation, (144A), 12.75%,    07/23/98      727,340
             due 06/24/28, Par Put 06/24/08,
             (Russia)
 14,065,000  Russian Federation, (Reg. S),          07/23/98    9,179,088
             12.75%, due 06/24/28, Par Put
             06/24/08, (Russia)

The total value of restricted securities is $14,905,119, which represents 13.4% of net assets of the Fund at October 31, 2000.

NOTE 10 -- FORWARD FOREIGN CURRENCY CONTRACTS

The Fund listed below invested in forward foreign currency contracts during the year ended October 31, 2000. The contracts are used for the purpose of hedging against foreign exchange risk arising from the Fund's investment in foreign securities. These contracts are "marked-to-market" at the valuation date at the applicable translation rates and any resulting unrealized gains or losses are recorded in the Fund's financial statements. The Fund records realized gains or losses at the time the forward contract is closed. There were no realized gains or losses recorded in the financial statements for the year ended October 31, 2000. A forward contract is extinguished through a sale or the expiration of the contract. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of the foreign currency relative to the U.S. dollar. The following forward foreign currency contracts were outstanding as of October 31, 2000:

TCW GALILEO EMERGING MARKETS INCOME FUND:

                                                                UNREALIZED
EXPIRATION                                       IN EXCHANGE  (DEPRECIATION)
   DATE     CONTRACT TO BUY                      FOR U.S. $    ON CONTRACT
----------  -----------------------------------  -----------  --------------
08/03/2001  Euro Currency 1,300,000              $1,154,205      $(39,871)

                                                               UNREALIZED
EXPIRATION                                       IN EXCHANGE  APPRECIATION
   DATE     CONTRACT TO SELL                     FOR U.S. $   ON CONTRACT
----------  -----------------------------------  -----------  ------------
08/03/2001  Euro Currency 1,300,000              $1,459,250     $344,916

TCW GALILEO ASIA PACIFIC EQUITIES FUND
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

                                                                YEAR ENDED OCTOBER 31,
                                         --------------------------------------------------------------------
                                           2000           1999           1998           1997           1996
                                         --------       --------       --------       --------       --------
Net Asset Value per Share, Beginning
  of Year                                $  8.37        $  5.09         $ 7.37        $  9.61        $  8.67
                                         -------        -------         ------        -------        -------
INCOME (LOSS) FROM INVESTMENT
  OPERATIONS:
Net Investment Income (Loss)               (0.06)         (0.02)          0.02          (0.01)          0.06
Net Realized and Unrealized Gain
  (Loss) on Investments                    (0.15)          3.30          (1.04)         (2.10)          0.93
                                         -------        -------         ------        -------        -------
Total from Investment Operations           (0.21)          3.28          (1.02)         (2.11)          0.99
                                         -------        -------         ------        -------        -------
LESS DISTRIBUTIONS:
Distributions from Net Investment
  Income                                      --             --             --          (0.08)         (0.05)
Distributions in Excess of Net
  Investment Income                           --             --             --          (0.05)            --
Distributions from Net Realized Gain          --             --          (1.26)            --             --
                                         -------        -------         ------        -------        -------
Total Distributions                           --             --          (1.26)         (0.13)         (0.05)
                                         -------        -------         ------        -------        -------
Net Asset Value per Share, End of
  Year                                   $  8.16        $  8.37         $ 5.09        $  7.37        $  9.61
                                         =======        =======         ======        =======        =======
Total Return                               (2.51)%        64.44%        (14.80)%       (22.40)%        11.36%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Year (in
  thousands)                             $12,858        $22,070         $8,482        $21,327        $48,266
Ratio of Net Expenses to Average Net
  Assets                                    1.80%(1)       2.03%(1)       2.48%          1.49%          1.43%
Ratio of Net Investment Income (Loss)
  to Average Net Assets                    (0.56)%        (0.34)%         0.36%         (0.02)%         0.66%
Portfolio Turnover Rate                    79.17%        119.72%        190.33%         81.92%         84.81%

                  (1)   THE INVESTMENT ADVISOR HAD VOLUNTARILY AGREED TO REDUCE ITS
                        FEE, OR TO PAY THE OPERATING EXPENSES OF THE FUND, TO THE
                        EXTENT NECESSARY TO LIMIT ANNUAL OPERATING EXPENSES OF THE
                        FUND AS DISCLOSED IN NOTE 5 OF THE NOTES TO THE FINANCIAL
                        STATEMENTS. HAD SUCH ACTION NOT BEEN TAKEN, TOTAL OPERATING
                        EXPENSES, AS A PERCENTAGE OF NET ASSETS, WOULD HAVE BEEN
                        1.94% AND 2.05% FOR THE YEARS ENDED OCTOBER 31, 2000 AND
                        1999, RESPECTIVELY.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

TCW GALILEO EMERGING MARKETS EQUITIES FUND

                                                                          [ICON]

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                               YEAR ENDED OCTOBER 31,
                                        --------------------------------------------------------------------
                                          2000           1999           1998           1997           1996
                                        --------       --------       --------       --------       --------
Net Asset Value per Share, Beginning
  of Year                               $  7.87        $  5.57        $  8.32        $  8.18        $  7.19
                                        -------        -------        -------        -------        -------
INCOME (LOSS) FROM INVESTMENT
  OPERATIONS:
Net Investment Income (Loss)               0.01          (0.02)          0.09           0.03           0.07
Net Realized and Unrealized Gain
  (Loss) on Investments                   (0.27)          2.32          (2.83)          0.22           0.94
                                        -------        -------        -------        -------        -------
Total from Investment Operations          (0.26)          2.30          (2.74)          0.25           1.01
                                        -------        -------        -------        -------        -------
LESS DISTRIBUTIONS:
Distributions from Net Investment
  Income                                     --             --          (0.01)         (0.11)         (0.02)
                                        -------        -------        -------        -------        -------
Net Asset Value per Share, End of
  Year                                  $  7.61        $  7.87        $  5.57        $  8.32        $  8.18
                                        =======        =======        =======        =======        =======
Total Return                              (3.30)%        41.29%        (32.97)%         2.82%         14.14%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Year (in
  thousands)                            $35,406        $26,591        $18,763        $47,726        $57,639
Ratio of Expenses to Average
  Net Assets                               1.47%          2.02%(1)       1.70%          1.50%          1.41%
Ratio of Net Investment Income
  (Loss) to Average Net Assets             0.08%         (0.24)%         1.15%          0.36%          0.82%
Portfolio Turnover Rate                   84.76%        152.93%        102.28%         79.80%         83.76%

                  (1)   THE INVESTMENT ADVISOR HAD VOLUNTARILY AGREED TO REDUCE ITS
                        FEE, OR TO PAY THE OPERATING EXPENSES OF THE FUND AS
                        DISCLOSED IN NOTE 5 OF THE NOTES TO THE FINANCIAL STATEMENTS
                        FOR THE YEAR ENDED OCTOBER 31, 1999. HAD SUCH ACTION NOT
                        BEEN TAKEN, TOTAL OPERATING EXPENSES, AS A PERCENTAGE OF NET
                        ASSETS, WOULD HAVE BEEN 2.50% FOR THE YEAR ENDED
                        OCTOBER 31, 1999.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

TCW GALILEO EMERGING MARKETS INCOME FUND
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                          JUNE 3, 1998
                                        YEAR ENDED       (COMMENCEMENT
                                        OCTOBER 31,      OF OPERATIONS)
                                     -----------------      THROUGH
                                       2000     1999    OCTOBER 31, 1998
                                     --------  -------  ----------------
Net Asset Value per Share,
  Beginning of Period                $   7.84  $  6.58       $ 10.00
                                     --------  -------       -------
INCOME (LOSS) FROM INVESTMENT
  OPERATIONS:
Net Investment Income                    0.85     0.84          0.37
Net Realized and Unrealized Gain
  (Loss) on Investments                  0.30     1.25         (3.41)
                                     --------  -------       -------
Total from Investment Operations         1.15     2.09         (3.04)
                                     --------  -------       -------
LESS DISTRIBUTIONS:
Distributions from Net Investment
  Income                                (0.84)   (0.83)        (0.37)
Distributions in Excess of Net
  Investment Income                        --       --         (0.01)
                                     --------  -------       -------
Total Distributions                     (0.84)   (0.83)        (0.38)
                                     --------  -------       -------
Net Asset Value per Share, End of
  Period                             $   8.15  $  7.84       $  6.58
                                     ========  =======       =======
Total Return                            15.12%   33.31%       (30.67)% (1)
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in
  thousands)                         $110,961  $81,113       $30,090
Ratio of Expenses to Average Net
  Assets                                 0.99%    1.01%         1.53% (2)
Ratio of Net Investment Income to
  Average Net Assets                    10.22%   11.37%        11.90% (2)
Portfolio Turnover Rate                109.20%  113.00%        68.46% (1)

(1) FOR THE PERIOD JUNE 3, 1998 (COMMENCEMENT OF OPERATIONS) THROUGH OCTOBER 31, 1998 AND NOT INDICATIVE OF A FULL YEAR'S OPERATING RESULTS.
(2)  ANNUALIZED.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

TCW GALILEO EUROPEAN EQUITIES FUND

                                                                          [ICON]

--------------------------------------------------------------------------------
INSTITUTIONAL CLASS
FINANCIAL HIGHLIGHTS

                                                                                    NOVEMBER 3, 1997
                                                            YEAR ENDED               (COMMENCEMENT
                                                            OCTOBER 31,              OF OPERATIONS)
                                                      -----------------------           THROUGH
                                                        2000           1999         OCTOBER 31, 1998
                                                      --------       --------       ----------------
Net Asset Value per Share, Beginning of Period        $ 13.11        $ 11.70            $ 10.00
                                                      -------        -------            -------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss)                            (0.01)          0.07               0.06
Net Realized and Unrealized Gain on Investments          1.44           1.65               1.64
                                                      -------        -------            -------
Total from Investment Operations                         1.43           1.72               1.70
                                                      -------        -------            -------
LESS DISTRIBUTIONS:
Distributions from Net Investment Income                (0.05)         (0.03)                --
Distributions from Net Realized Gain                    (0.55)         (0.28)                --
                                                      -------        -------            -------
Total Distributions                                     (0.60)         (0.31)                --
                                                      -------        -------            -------
Net Asset Value per Share, End of Period              $ 13.94        $ 13.11            $ 11.70
                                                      =======        =======            =======
Total Return                                            10.82%         15.16%             17.00% (1)
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in thousands)              $65,054        $95,489            $63,994
Ratio of Expenses to Average Net Assets                  1.12%          1.01%              1.06% (2)
Ratio of Net Investment Income (Loss) to Average
  Net Assets                                            (0.09)%         0.58%              0.52% (2)
Portfolio Turnover Rate                                 96.40%         95.21%             72.05% (1)

                  (1)   FOR THE PERIOD NOVEMBER 3, 1997 (COMMENCEMENT OF OPERATIONS)
                        THROUGH OCTOBER 31, 1998 AND NOT INDICATIVE OF A FULL YEAR'S
                        OPERATING RESULTS.
                  (2)   ANNUALIZED.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

TCW GALILEO EUROPEAN EQUITIES FUND
--------------------------------------------------------------------------------
ADVISORY CLASS
FINANCIAL HIGHLIGHTS

                                                                                 MARCH 1, 1999
                                                                               (COMMENCEMENT OF
                                                           YEAR ENDED        OFFERING OF ADVISORY
                                                           OCTOBER 31,       CLASS SHARES) THROUGH
                                                              2000             OCTOBER 31, 1999
                                                           -----------       ---------------------
Net Asset Value per Share, Beginning of Period               $13.14                 $12.37
                                                             ------                 ------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss)                                  (0.09)                  0.09
Net Realized and Unrealized Gain on Investments                1.43                   0.68
                                                             ------                 ------
Total from Investment Operations                               1.34                   0.77
                                                             ------                 ------
LESS DISTRIBUTIONS:
Distributions from Net Investment Income                      (0.04)                    --
Distributions from Net Realized Gain                          (0.55)                    --
                                                             ------                 ------
Total Distributions                                           (0.59)                    --
                                                             ------                 ------
Net Asset Value per Share, End of Period                     $13.89                 $13.14
                                                             ======                 ======
Total Return                                                  10.08%                  6.23% (1)
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in thousands)                     $  217                 $  149
Ratio of Net Expenses to Average Net Assets                    1.77% (3)              1.69% (2)(3)
Ratio of Net Investment Income (Loss) to Average Net
  Assets                                                      (0.56)%                 1.12% (2)
Portfolio Turnover Rate                                       96.40%                 95.21% (1)

                  (1)   FOR THE PERIOD MARCH 1, 1999 (COMMENCEMENT OF OFFERING OF
                        ADVISORY CLASS SHARES) THROUGH OCTOBER 31, 1999.
                  (2)   ANNUALIZED.
                  (3)   THE INVESTMENT ADVISOR VOLUNTARILY AGREED TO REDUCE ITS FEE,
                        OR TO PAY THE OPERATING EXPENSES OF THE FUND AS DISCLOSED IN
                        NOTE 5 OF THE NOTES TO THE FINANCIAL STATEMENTS. HAD SUCH
                        ACTION NOT BEEN TAKEN, TOTAL ANNUALIZED OPERATING EXPENSES,
                        AS A PERCENTAGE OF AVERAGE NET ASSETS, WOULD HAVE BEEN
                        12.03% FOR THE YEAR ENDED OCTOBER 31, 2000 AND 54.30% FOR
                        THE PERIOD FROM MARCH 1, 1999 (COMMENCEMENT OF OFFERING OF
                        ADISORY CLASS SHARES) THROUGH OCTOBER 31, 1999.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

TCW GALILEO INTERNATIONAL EQUITIES FUND

                                                                          [ICON]

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                        NOVEMBER 3, 1997
                                        YEAR ENDED       (COMMENCEMENT
                                        OCTOBER 31,      OF OPERATIONS)
                                     -----------------      THROUGH
                                      2000      1999    OCTOBER 31, 1998
                                     -------  --------  ----------------
Net Asset Value per Share,
  Beginning of Period                $ 13.67  $  10.75      $ 10.00
                                     -------  --------      -------
INCOME (LOSS) FROM INVESTMENT
  OPERATIONS:
Net Investment Income                   1.93      0.21         0.05
Net Realized and Unrealized Gain
  (Loss) on Investments                (0.80)     2.73         0.70
                                     -------  --------      -------
Total from Investment Operations        1.13      2.94         0.75
                                     -------  --------      -------
LESS DISTRIBUTIONS:
Distributions from Net Investment
  Income                                  --     (0.02)          --
Distributions from Net Realized
  Gain                                 (0.55)       --           --
                                     -------  --------      -------
Total Distributions                    (0.55)    (0.02)          --
                                     -------  --------      -------
Net Asset Value per Share, End of
  Period                             $ 14.25  $  13.67      $ 10.75
                                     =======  ========      =======
Total Return                            8.07%    27.39%        7.50% (1)
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in
  thousands)                         $46,909  $112,336      $74,853
Ratio of Expenses to Average Net
  Assets                                0.25%     0.18%        0.17% (2)
Ratio of Net Investment Income to
  Average Net Assets                   12.28%     1.70%        0.50% (2)
Portfolio Turnover Rate                36.08%    27.78%       21.12% (1)

(1) FOR THE PERIOD NOVEMBER 3, 1997 (COMMENCEMENT OF OPERATIONS) THROUGH OCTOBER 31, 1998 AND NOT INDICATIVE OF A FULL YEAR'S OPERATING RESULTS.
(2)  ANNUALIZED.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

TCW GALILEO JAPANESE EQUITIES FUND
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                                    NOVEMBER 3, 1997
                                                            YEAR ENDED               (COMMENCEMENT
                                                            OCTOBER 31,              OF OPERATIONS)
                                                      -----------------------           THROUGH
                                                        2000           1999         OCTOBER 31, 1998
                                                      --------       --------       ----------------
Net Asset Value per Share, Beginning of Period        $ 15.28        $  8.43            $ 10.00
                                                      -------        -------            -------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment (Loss)                                   (0.10)         (0.02)             (0.04)
Net Realized and Unrealized Gain (Loss) on
  Investments                                            0.29           6.87              (1.46)
                                                      -------        -------            -------
Total from Investment Operations                         0.19           6.85              (1.50)
                                                      -------        -------            -------
LESS DISTRIBUTIONS:
Distributions from Net Investment Income                (0.05)            --              (0.07)
Distributions from Net Realized Gain                    (2.03)            --                 --
                                                      -------        -------            -------
Total Distributions                                     (2.08)            --              (0.07)
                                                      -------        -------            -------
Net Asset Value per Share, End of Period              $ 13.39        $ 15.28            $  8.43
                                                      =======        =======            =======
Total Return                                             0.39%         81.26%            (14.88)% (1)
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in thousands)              $41,173        $76,975            $28,648
Ratio of Expenses to Average Net Assets                  1.16%          1.04%              1.20% (2)(3)
Ratio of Net Investment (Loss) to Average Net
  Assets                                                (0.62)%        (0.17)%            (0.48)% (2)
Portfolio Turnover Rate                                167.56%        149.76%            178.53% (1)

                  (1)   FOR THE PERIOD NOVEMBER 3, 1997 (COMMENCEMENT OF OPERATIONS)
                        THROUGH OCTOBER 31, 1998 AND NOT INDICATIVE OF A FULL YEAR'S
                        OPERATING RESULTS.
                  (2)   ANNUALIZED.
                  (3)   THE INVESTMENT ADVISOR HAD VOLUNTARILY AGREED TO REDUCE ITS
                        FEE, OR TO PAY THE OPERATING EXPENSES OF THE FUND, TO THE
                        EXTENT NECESSARY TO LIMIT THE ANNUAL ORDINARY OPERATING
                        EXPENSES OF THE FUND TO 1.20% OF NET ASSETS THROUGH
                        OCTOBER 31, 1998. HAD SUCH ACTION NOT BEEN TAKEN, TOTAL
                        ANNUALIZED OPERATING EXPENSES AS A PERCENTAGE OF AVERAGE NET
                        ASSETS WOULD HAVE 1.51% FOR THE PERIOD NOVEMBER 3, 1997
                        THROUGH OCTOBER 31, 1998.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

TCW GALILEO LATIN AMERICA EQUITIES FUND

                                                                          [ICON]

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                 YEAR ENDED OCTOBER 31,
                                          --------------------------------------------------------------------
                                            2000           1999           1998           1997           1996
                                          --------       --------       --------       --------       --------
Net Asset Value per Share, Beginning
  of Year                                  $ 9.37         $ 8.57        $ 12.51        $ 10.01        $  7.92
                                           ------         ------        -------        -------        -------
INCOME (LOSS) FROM INVESTMENT
  OPERATIONS:
Net Investment Income (Loss)                (0.04)          0.09           0.13           0.11           0.11
Net Realized and Unrealized Gain
  (Loss) on Investments                      1.78           0.71          (3.80)          2.50           2.03
                                           ------         ------        -------        -------        -------
Total from Investment Operations             1.74           0.80          (3.67)          2.61           2.14
                                           ------         ------        -------        -------        -------
LESS DISTRIBUTIONS:
Distributions from Net Investment
  Income                                       --             --          (0.27)         (0.11)         (0.05)
                                           ------         ------        -------        -------        -------
Net Asset Value per Share, End of Year     $11.11         $ 9.37        $  8.57        $ 12.51        $ 10.01
                                           ======         ======        =======        =======        =======
Total Return                                18.57%          9.34%        (29.95)%        26.24%         27.08%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Year (in thousands)     $3,115         $7,939        $11,796        $55,336        $68,323
Ratio of Net Expenses to Average Net
  Assets                                     1.76%(1)       2.20%(1)       1.64%          1.46%          1.44%
Ratio of Net Investment Income (Loss)
  to Average Net Assets                     (0.33)%         1.05%          1.13%          0.87%          1.12%
Portfolio Turnover Rate                     57.44%        162.12%         32.33%         21.17%         44.32%

                  (1)   THE INVESTMENT ADVISOR HAS VOLUNTARILY AGREED TO REDUCE ITS
                        FEE, OR TO PAY THE OPERATING EXPENSES OF THE FUND AS
                        DISCLOSED IN NOTE 5 OF THE NOTES TO THE FINANCIAL
                        STATEMENTS. HAD SUCH ACTION NOT BEEN TAKEN, THE TOTAL
                        OPERATING EXPENSES, AS A PERCENTAGE OF AVERAGE NET ASSETS,
                        WOULD HAVE BEEN 5.40% AND 3.24% FOR THE YEARS ENDED
                        OCTOBER 31, 2000 AND 1999, RESPECTIVELY.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

TCW GALILEO FUNDS, INC.
--------------------------------------------------------------------------------
INTERNATIONAL
INDEPENDENT AUDITORS' REPORT

To the Board of Directors and Shareholders of TCW Galileo Funds, Inc.:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of TCW Galileo Asia Pacific Equities Fund, TCW Galileo Emerging Markets Equities Fund, TCW Galileo Emerging Markets Income Fund, TCW Galileo European Equities Fund, TCW Galileo International Equities Fund, TCW Galileo Japanese Equities Fund, and TCW Galileo Latin America Equities Fund (the "Galileo International Funds") (seven of twenty-one funds comprising TCW Galileo Funds, Inc.) as of October 31, 2000 and the related statements of operations for the period then ended, the statements of changes in net assets for each of the periods ended October 31, 2000 and 1999, and the financial highlights for each of the respective periods in the periods ended October 31, 2000. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2000 by correspondence with the custodians and brokers. Where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective Galileo International Funds as of October 31, 2000, the results of their operations, the changes in their net assets, and the financial highlights for the respective stated periods in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

December 20, 2000
Los Angeles, California

                                                                          [ICON]

--------------------------------------------------------------------------------
TAX INFORMATION NOTICE (UNAUDITED)

On account of the year ended October 31, 2000, the following funds paid capital gain distributions within the meaning of Section 852(b)(3)(c) of the Internal Revenue Code. The Fund designated as a capital gain distribution a portion of earnings and profits paid to shareholders in redemption of their shares.

                                                    AMOUNTS PER
FUND                                                   SHARE
----                                                -----------
TCW Galileo Asia Pacific Equities Fund                 $0.33
TCW Galileo European Equities Fund                      5.04
TCW Galileo Japanese Equities Fund                      5.43

This information is given to meet certain requirements of the Internal Revenue Code and should not be used by shareholders for preparing their income tax returns. For income tax preparation purposes, please refer to the calendar year end information you will receive from the Fund's transfer agent in January 2001.

TCW GALILEO FUNDS
OCTOBER 31, 2000


SHAREHOLDER INFORMATION


DIRECTORS AND OFFICERS

Marc I. Stern
Director and Chairman of the Board

Alvin R. Albe, Jr.
Director and President

John C. Argue
Director

Norman Barker, Jr.
Director

Richard W. Call
Director

Matthew K. Fong
Director

Thomas E. Larkin, Jr.
Director

Charles W. Baldiswieier
Senior Vice President

Michael E. Cahill
Senior Vice President,
General Counsel and Assistant Secretary

Jeffrey V. Peterson
Senior Vice President

Robert S. Sant
Senior Vice President

Philip K. Holl
Secretary

Hilary G. D. Lord
Assistant Secretary

Peter C. DiBora
Treasurer


INVESTMENT ADVISOR

TCW Investment Management Company
865 South Figueroa Street
Los Angeles, California 90017
(213) 244-0000

CUSTODIAN & ADMINISTRATOR

Investors Bank & Trust Company
200 Clarendon Street
Boston, Massachusetts 02116

TRANSFER AGENT

PFPC Inc.
400 Bellevue Parkway
Wilmington, Delaware 19809

DISTRIBUTOR

TCW Brokerage Services
865 South Figueroa Street
Los Angeles, California 90017

INDEPENDENT AUDITORS

Deloitte & Touche, LLP
350 South Grand Avenue
Los Angeles, California 90071

                                                                 INTLAR103100